[GRAPHIC OMITTED]
                                      2002
                           ARMADA FUNDS ANNUAL REPORT

                               MONEY MARKET FUNDS
                                 [LOGO OMITTED]
                            ARMADA[REGISTRATION MARK]
                                      FUNDS
                               WWW.ARMADAFUNDS.COM

MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

MONEY MARKET FUND

OHIO MUNICIPAL MONEY MARKET FUND

PENNSYLVANIA TAX EXEMPT
MONEY MARKET FUND

TAX EXEMPT MONEY MARKET FUND

TREASURY MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND


EQUITY FUNDS

CORE EQUITY FUND

EQUITY GROWTH FUND

EQUITY INDEX FUND

INTERNATIONAL EQUITY FUND

LARGE CAP ULTRA FUND

LARGE CAP VALUE FUND

MID CAP GROWTH FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

TAX MANAGED EQUITY FUND


ASSET ALLOCATION FUNDS

AGGRESSIVE ALLOCATION FUND

BALANCED ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND


FIXED INCOME FUNDS

BOND FUND

GNMA FUND

INTERMEDIATE BOND FUND

LIMITED MATURITY BOND FUND

TOTAL RETURN ADVANTAGE FUND

U.S. GOVERNMENT INCOME FUND


TAX FREE BOND FUNDS

MICHIGAN MUNICIPAL BOND FUND

NATIONAL TAX EXEMPT BOND FUND

OHIO TAX EXEMPT BOND FUND

PENNSYLVANIA MUNICIPAL BOND FUND



   Chairman's Message ...................................................   1

   Economic and Market Overview .........................................   2

   Notice to Shareholders ...............................................   5

   Trustees and Officers of the Trust ...................................   6

   Report of Independent Auditors .......................................   8

FINANCIAL STATEMENTS

   Financial Highlights .................................................   9

   Statements of Net Assets .............................................  12

   Statements of Operations .............................................  31

   Statements of Changes in Net Assets ..................................  33

   Notes to Financial Statements ........................................  36


--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------


NATIONAL CITY INVESTMENT MANAGEMENT COMPANY (IMC) SERVES AS INVESTMENT ADVISER TO ARMADA FUNDS, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. ARMADA FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY (SIDC), OAKS, PA 19456. SIDC IS NOT AFFILIATED WITH IMC AND IS NOT A BANK. MUTUAL FUNDS INVOLVE RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL. FOR MORE COMPLETE INFORMATION ABOUT ARMADA FUNDS, INCLUDING CHARGES, EXPENSES AND PERFORMANCE PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR CALL 1-800-622-FUND (3863) FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                              CHAIRMAN'S MESSAGE
                                                       ARMADA MONEY MARKET FUNDS

July 2002


DEAR SHAREHOLDERS:

During the year ended May 31, 2002, total assets of Armada Funds grew by approximately 3 percent to $17.4 billion. Money market fund assets grew by nearly 8 percent to $10.2 billion with most of the growth occurring in the fourth quarter of 2001 as shareholders moved to the more liquid investments. We have continued to see inflows into equity funds despite the disappointing market performance.

This report provides important information on the market, your investment(s), and other funds offered through the fund family. The Economic and Market Overview identifies major events affecting the current markets as well as expectations for the future. Comments from the fund managers give insight into how each fund has responded to the changing climate and is positioning itself for the future. I encourage you to review these commentaries as well as the audited financial information to help you make decisions about your investments.

Armada has a broad selection of mutual funds with a variety of goals and strategies that you can use to diversify your investments. Effective July 1, we have added another investment option: the Small/Mid Cap Value Fund. The Fund's goal is to achieve capital appreciation for shareholders by investing in value companies with market caps of $500 million to $5 billion. For further information about adding the Small/Mid Cap Value Fund to your portfolio, please contact your investment professional or call 1-800-622-FUND (3863) to obtain a prospectus. To learn more about any of Armada's mutual fund offerings, visit our Web site at WWW.ARMADAFUNDS.COM.



Sincerely,

/S/SIGNATURE
Robert D. Neary
Chairman

                                                                  MAY 31, 2002 1

ECONOMIC AND MARKET OVERVIEW
ARMADA MONEY MARKET FUNDS



July 2002


Dear Investor:

The U.S. economic recession, which we forecasted to be short and shallow at the end of calendar year 2001, has indeed come to an end. Annualized gross domestic product climbed 1.7% in the fourth quarter of 2001 and 5.8% in the first quarter of 2002. Moreover, what was admittedly the worst manufacturing recession since 1982 also appears to have ended in January 2002 as industrial production began to rise and we witnessed an uptick in new orders.

At the same time, we expect the overall recovery to move at a modest pace, characterized by incremental gains rather than torrid advances. The recent GDP figures, for example, are somewhat misleading. Inventories continued to drop in the first quarter; they simply declined at a slower rate than they had during the fourth quarter of 2001.

In short, corporate America has survived its inventory bubble, but we are still awaiting a significant increase in final, or end-user, demand. Growth in consumer spending actually slowed from an annualized rate of 6.1% in the fourth quarter of 2001 to 3.3% during the first quarter of 2002 and just above 2% in the second quarter.

Hovering around 6%, unemployment has seen the vast majority of its rise and actually declined modestly in May. This lagging indicator will likely reach its high during the fall and then recede assuming moderate economic growth. Still, employers can rest assured that they are likely to enjoy the upper hand in the job market for some time to come.

Both the Federal Government and the Federal Reserve Board deserve credit for getting the economy back on track: the former for enacting a $1.35 trillion tax cut; the latter for cutting short-term interest rates 11 times in 2001 to a 40-year low of 1.75%. OPEC oil prices also stabilized at around $26 per barrel and, barring additional hostilities in the Middle East, will likely drop as the year unfolds. All of these factors, along with a prolonged cycle of home mortgage refinancing, helped put money back in the wallets of corporations and consumers alike.

With GDP back on the rise, it's inevitable that Chairman Greenspan and the Fed will eventually begin to tighten. Their timetable is the only question mark. In our opinion, outstanding corporate productivity results overshadow any inflationary concerns caused by rising commodity prices. As a result, we do not expect the Fed to raise rates earlier than the end of the year, nor to be very aggressive once it begins to tighten.

SMALLER IS BETTER IN THE EQUITY MARKETS
Despite the return of economic growth, the equity markets remain largely mired in bear market territory. Earnings in many sectors still remain modest, and high-profile accounting practice scandals have led to a crisis of confidence among investors. The market-weighted S&P 500 Composite Index lost 13.84% for the 12 months ended May 31 and 13.16% in the first six months of 2002. More than half of the latter decline occurred in the month of June alone as investors ran for cover.

Market-weighted indices can be deceiving, though, because companies with the largest market caps have the greatest impact on performance. The equal-weighted ValueLine Index of 1,650 stocks posted virtually flat returns for the first five months of 2002 before losing 7.08% in June. In other words, companies with smaller market caps--including many smaller stocks in the large cap universe--haven't suffered nearly as badly as the most richly valued large caps.




2 MAY 31, 2002

ECONOMIC AND MARKET OVERVIEW
ARMADA MONEY MARKET FUNDS


Punished temporarily by the terrorist attacks on Manhattan and the Pentagon, the Russell 2000 Index of small company stocks fell less than 1% in the 12 months ended May 31, 2002. It lost 4.70% for the six months ended June 30, while the Russell Midcap Index fell 5.71% during the same period. Negative returns, to be sure, but the value-oriented portions of these indices finished in positive territory, up 7.26% and 2.86%, respectively, from January 1 through June 30. Investors are rewarding such companies, many cyclical in nature, for higher forecasted earnings growth, lower relative valuations, and their tendency to benefit most from a recovery.

We believe that small-cap and mid-cap stocks will lead the market for the foreseeable future. In addition, we like the prospects for the defense and commercial services sectors. As for technology, we still regard this sector warily. Former star performers such as Cisco Systems, EMC, and Sun Microsystems are all good companies, but their valuations still appear quite stretched. And history has taught us that whatever leads you into a speculative bubble--be it tulips in the 1600s or gold in the early 1980s--rarely, if ever, leads you out.

Regardless of the sector, we expect average reported earnings growth numbers to be both lower and more reliable than we were accustomed to in the late 1990s. Public companies simply have to adopt more conservative accounting guidelines and offer greater disclosure to restore their credibility. For example, a handful of companies such as Coca-Cola, the Washington Post Co., and Bank One Corp. have already announced that they will voluntarily begin accounting for the once-hidden costs of employee stock options as expenses.

VOLATILITY UNDERSCORES FIXED INCOME GAINS
Bondholders willing to put up with volatility, particularly on short-term securities, have amply rewarded. The Lehman U.S. Aggregate Bond Index finished the 12-months ended May 31 up 8.1% and the six months ended June 30 up 3.79%.

Responding to an aggressive Fed and varying expectations of economic growth, the yield on the 2-year Treasury note (which moves in the opposite direction of its price) ranged from as low as 2.37% to 3.72% for the six months of 2002. As expectations for Fed tightening diminished, the 2-year finished at 2.85% on June
30. Similarly, 10-year Treasury yields ranged from 4.70% to 5.42% before hitting 4.82% on June 30. Treasury rates will likely drift gently upward as the equity market stabilizes, although we expect 10-year yields to remain safely between 5% and 5 1/2% over the next 12 months.

We continue to see significant upside in corporate bond prices; however, good security selection remains key given the sector's massive exposure to credit risk. Hopefully, we've seen the peak in defaults as the fallout from the Enron debacle forces other issuers to get their fiscal houses in order. High-yield securities appear particularly attractive, given their tendency to perform well coming out of a recession.

PROSPECTS LOOK BRIGHT FOR EUROPE AND EMERGING MARKETS
Looking across the pond, the euro zone's economy modestly outperformed that of the United States over the past year. Still, investors continue to be parsimonious in valuing European equities, sending the Morgan

3  MAY 31, 2002

Stanley MSCI Pan-European Index down a dismal 14.24% in local terms for the six months ended June 30, 2002. Indeed, the valuation spread between U.S. and European equities stands at its widest in a decade.

Part of this gap can be attributed to the less aggressive stance the European Central Bank (ECB) has taken compared to the Fed's in promoting economic growth. While the Fed announced 11 rate cuts in 2001, the ECB eased only four times. Fortunately for U.S. investors, the euro's 11.46% surge versus the dollar from January 1 through June 30 cushioned the market's decline. In U.S. dollars, the MSCI Pan-European Index lost only 4.68% of its value. The ECB has a mandate to raise rates if inflation climbs above 2%, but the stronger euro should keep inflationary pressures in check and forestall the need for any tightening. That should provide a further boost to the euro zone economy.

The prospects for Japan, the world's second-largest economy, look somewhat dim even as the country emerges from its latest recession. However, the country's equity markets offer a better risk/return tradeoff today than we've witnessed in years. Specifically, the country's many export-oriented companies should benefit as the global economy improves. The rest of Asia and emerging markets in general look quite attractive. Many such countries boast great balance sheets and undervalued equity and bond markets given the likelihood of a genuine global recovery. China now enjoys member status in the World Trade Organization and capitalism is starting to take hold there. In Latin America, we remain impressed by the ability of Mexico to fend off any contagion from the collapse of the Argentine economy. We look for emerging markets to be strong performers in the next 12 months assuming our outlook for global stability and growth is correct.


Sincerely,

/S/SIGNATURE
Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company



4  MAY 31, 2002

                                                          NOTICE TO SHAREHOLDERS
                                                       ARMADA MONEY MARKET FUNDS


The information set forth below is for each fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2003. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended May 31, 2002, each Fund designated long term capital gains and tax exempt income with regard to distributions paid during the year as follows:

                                                        (A)             (B)            (C)           (D)            (E)
                                                     LONG TERM       ORDINARY
                                                   CAPITAL GAINS      INCOME       TAX EXEMPT       TOTAL
                                                   DISTRIBUTIONS   DISTRIBUTIONS  DISTRIBUTIONS DISTRIBUTION    QUALIFYING
FUND                                                (TAX BASIS)     (TAX BASIS)    (TAX BASIS)   (TAX BASIS)   DIVIDENDS (1)
----                                               -------------   -------------  ------------- ------------  --------------
Government Money Market Fund                            0.00%          100.00%         0.00%       100.00%         0.00%
Money Market Fund                                       0.00%          100.00%         0.00%       100.00%         0.00%
Ohio Municipal Money Market Fund                        0.00%            0.00%       100.00%       100.00%         0.00%
Pennsylvania Tax Exempt Money Market Fund               0.00%            0.00%       100.00%       100.00%         0.00%
Tax Exempt Money Market Fund                            0.00%            0.00%       100.00%       100.00%         0.00%
Treasury Money Market Fund                              0.00%          100.00%         0.00%       100.00%         0.00%
Treasury Plus Money Market Fund                         0.00%          100.00%         0.00%       100.00%         0.00%

Items (A), (B), (C) and (D) are based on a percentage of the Fund's total distribution.
Item (E) is based on a percentage of ordinary income distributions of the Fund.
(1) Qualifying Dividends represent dividends which qualify for the corporate dividends received deduction.

                                                                  MAY 31, 2002 5

TRUSTEES AND OFFICERS OF THE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL                    NUMBER OF PORTFOLIOS
                                                 LENGTH                     OCCUPATION(S)                 IN THE ARMADA FUNDS/
                                POSITION(S)      OF TIME                DURING PAST 5 YEARS/                   THE ARMADA
NAME, ADDRESS                  HELD WITH THE     SERVED                  OTHER DIRECTORSHIPS                    ADVANTAGE
AGE                                TRUST         (YRS.)*                HELD BY BOARD MEMBER                  FUND COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert D. Neary              Chairman of the       6       Retired Co-Chairman of Ernst & Young, April 1984          35
32980 Creekside Drive           Board and                  to September 1993; Director, Cold Metal Products,
Pepper Pike, OH44124             Trustee                   Inc., since March 1994; Director, Strategic
68                                                         Distribution, Inc., since January 1999; Director,
                                                           Commercial Metals Company since March 2001.
                                                           Chairman of the Board and Trustee, The Armada
                                                           Advantage Fund, since August 1998.
------------------------------------------------------------------------------------------------------------------------------------
John F. Durkott                  Trustee           9       President and Chief Operating Officer, Kittle's           35
c/o Kittle's Home                                          Home Furnishings Center, Inc., since January 1982;
Furnishings Center, Inc.                                   partner, Kittle's Bloomington Properties LLC,
8600 Allisonville Road                                     since January 1981; partner, KK&D LLC, since
Indianapolis, IN 46250                                     January 1989; partner, KK&D II LLC (affiliated
57                                                         real estate companies of Kittle's Home Furnishings
                                                           Center, Inc.), since February 1998. Trustee, The
                                                           Armada Advantage Fund, since August 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Farling                Trustee           4       Retired Chairman, President and Chief Executive            35
1608 Balmoral Way                                          Officer, Centerior Energy (electric utility),
Westlake, OH 44145                                         March 1992 to October 1997; Director, National
65                                                         City Bank until October 1997; Director, Republic
                                                           Engineered Steels, October 1997 to September 1998.
                                                           Trustee, The Armada Advantage Fund, since August
                                                           1998.
------------------------------------------------------------------------------------------------------------------------------------
Richard W. Furst                 Trustee           11      Garvice D. Kincaid, Professor of Finance and Dean,         35
2133 Rothbury Road                                         Gatton College of Business and Economics,
Lexington, KY 40515                                        University of Kentucky, since 1981. Trustee, The
63                                                         Armada Advantage Fund, since August 1998.
------------------------------------------------------------------------------------------------------------------------------------
Gerald L. Gherlein               Trustee           4       Retired; formerly, Executive Vice-President and            35
3679 Greenwood Drive                                       General Counsel, Eaton Corporation (global
Pepper Pike, OH 44124                                      manufacturing), from 1991 to March 2000. Trustee,
64                                                         The Armada Advantage Fund, since August 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. William Pullen                Trustee           9       President and Chief Executive Officer, Whayne              35
Whayne Supply Company                                      Supply Co. (engine and heavy equipment
1400 Cecil Avenue                                          distribution), since 1986. Trustee, The Armada
P.O. Box 35900                                             Advantage Fund, since August 1998.
Louisville, KY 40232
63


6  MAY 31, 2002

TRUSTEES AND OFFICERS OF THE TRUST


------------------------------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL                    NUMBER OF PORTFOLIOS
                                                 LENGTH                     OCCUPATION(S)                 IN THE ARMADA FUNDS/
                                POSITION(S)      OF TIME                DURING PAST 5 YEARS/                   THE ARMADA
NAME, ADDRESS                  HELD WITH THE     SERVED                  OTHER DIRECTORSHIPS                    ADVANTAGE
AGE                                TRUST         (YRS.)*                HELD BY BOARD MEMBER                  FUND COMPLEX
====================================================================================================================================
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Herbert R. Martens, Jr.**     President and        4       Executive Vice President, National City                  35
c/o NatCity Investments, Inc.    Trustee                   Corporation (bank holding company), since July
1965 East Sixth Street                                     1997; Chairman, President and Chief Executive
Suite 800                                                  Officer, NatCity Investments, Inc. (investment
Cleveland, OH 44114                                        banking), since July 1995; President and Chief
49                                                         Executive Officer, Raffensberger, Hughes & Co.
                                                           (broker-dealer), from 1993 until 1995; President,
                                                           Reserve Capital Group, from 1990 until 1993.
                                                           President and Trustee, The Armada Advantage Fund,
                                                           since August 1998.
====================================================================================================================================
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
W. Bruce McConnel, III          Secretary          16      Partner, Drinker Biddle & Reath LLP, Philadelphia,       N/A
One Logan Square                                           PA (law firm).
18th and Cherry Streets
Philadelphia, PA 19103
59
------------------------------------------------------------------------------------------------------------------------------------
Christopher F. Salfi            Treasurer        Less      Director of Funds Accounting, SEI Investments,           N/A
530 E. Swedesford Road                          than 1     since January 1998; Fund Accounting Manager, SEI
Wayne, PA 19087                                            Investments, 1994 to 1997.
38
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto           Assistant Treasurer     2       Vice President and Assistant Secretary, SEI              N/A
One Freedom Valley Drive                                   Investments Mutual Funds Services and SEI
Oaks, PA 19456                                             Investments Distribution Co., since 1999;
34                                                         Associate Dechert Price & Rhoads (law firm), 1997
                                                           to 1999; Associate, Richter, Miller & Finn (law
                                                           firm), 1994 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

 *  Trustee or Officer of the Trust until such time as his successor is duly elected and appointed.

**  Trustee who is deemed to be an "interested person" of the Trust as defined in the 1940 Act is referred to as an "Interested
    Trustee." Mr. Martens is considered to be an "interested person" of the Trust because (1) he is an Executive Vice President of
    National City Corporation ("NCC"), the indirect parent corporation to the Adviser, which receives fees as investment adviser to the Trust, (2) he owns shares of common stock and options to purchase common stock of NCC, and (3) he is the Chief Executive
    Officer of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser.

For more information regarding the Trustees and Officers, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-622-FUND (3863).


                                                                  MAY 31, 2002 7

REPORT OF INDEPENDENT AUDITORS
ARMADA MONEY MARKET FUNDS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ARMADA FUNDS

We have audited the accompanying statements of net assets of the Armada Government Money Market Fund, Armada Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Tax Exempt Money Market Fund, Armada Treasury Money Market Fund, and Armada Treasury Plus Money Market Fund (the "Funds") (each a portfolio of the Armada Funds) as of May 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. We have also audited the financial highlights for each of the periods indicated therein for the Armada Government Money Market Fund, Armada Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Tax Exempt Money Market Fund, Armada Treasury Money Market Fund, and for each of the three years in the period ended May 31, 2002 for the Armada Treasury Plus Money Market Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through May 31, 1999 for the Armada Treasury Plus Money Market Fund were audited by other auditors whose report dated July 22, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds at May 31, 2002, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, and for the Armada Government Money Market Fund, Armada Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Tax Exempt Money Market Fund, Armada Treasury Money Market Fund, the financial highlights for each of the periods indicated therein, and for the Armada Treasury Plus Money Market Fund, the financial highlights for each of the three years in the period ended May 31, 2002 in conformity with accounting principles generally accepted in the United States.



ERNST & YOUNG LLP

Philadelphia, Pennsylvania
July 11, 2002



8  MAY 31, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                       ARMADA MONEY MARKET FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


                                                                                                    RATIO OF
        NET ASSET                                NET ASSET                            RATIO OF   NET INVESTMENT
         VALUE,                   DIVIDENDS FROM   VALUE,                NET ASSETS  EXPENSES TO     INCOME
        BEGINNING  NET INVESTMENT NET INVESTMENT    END                END OF PERIOD   AVERAGE     TO AVERAGE
        OF PERIOD      INCOME         INCOME     OF PERIOD TOTAL RETURN    (000)      NET ASSETS   NET ASSETS
---------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS I
2002       $1.00       $0.02+        $(0.02)        $1.00      2.43%     $2,195,174       0.39%       2.31%
2001        1.00        0.06          (0.06)         1.00      5.88       1,557,596       0.37        5.62
2000        1.00        0.05          (0.05)         1.00      5.30         947,831       0.39        5.14
1999        1.00        0.05          (0.05)         1.00      4.86       1,094,979       0.42        4.76
1998        1.00        0.05          (0.05)         1.00      5.30       1,137,078       0.40        5.17

CLASS A
2002       $1.00       $0.02+        $(0.02)        $1.00      2.17%     $  782,102       0.64%       2.06%
2001        1.00        0.06          (0.06)         1.00      5.67         650,803       0.57        5.42
2000        1.00        0.05          (0.05)         1.00      5.14         521,688       0.54        4.99
1999        1.00        0.05          (0.05)         1.00      4.70         565,095       0.57        4.61
1998        1.00        0.05          (0.05)         1.00      5.17         247,281       0.52        5.05

---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS I
2002       $1.00       $0.02+        $(0.02)        $1.00      2.41%     $3,533,294       0.40%       2.33%
2001        1.00        0.06          (0.06)         1.00      5.96       3,342,689       0.38        5.78
2000        1.00        0.05          (0.05)         1.00      5.41       2,342,230       0.40        5.29
1999        1.00        0.05          (0.05)         1.00      4.96       2,133,839       0.42        4.82
1998        1.00        0.05          (0.05)         1.00      5.39       1,911,689       0.38        5.27

CLASS A
2002       $1.00       $0.02+        $(0.02)        $1.00      2.16%     $1,763,870       0.65%       2.08%
2001        1.00        0.06          (0.06)         1.00      5.74       2,030,360       0.58        5.58
2000        1.00        0.05          (0.05)         1.00      5.25       1,717,661       0.55        5.14
1999        1.00        0.05          (0.05)         1.00      4.82       1,360,644       0.56        4.68
1998        1.00        0.05          (0.05)         1.00      5.26         696,893       0.51        5.14

CLASS B
2002       $1.00       $0.02+        $(0.02)        $1.00      1.44%     $    1,332       1.36%       1.37%
2001        1.00        0.05          (0.05)         1.00      4.96             970       1.33        4.83
2000        1.00        0.04          (0.04)         1.00      4.50             249       1.26        4.43
1999        1.00        0.04          (0.04)         1.00      4.21              27       1.27        3.97
19981       1.00        0.02          (0.02)         1.00      1.91               5       1.22        4.39

CLASS C
2002       $1.00       $0.02+        $(0.02)        $1.00      1.45%     $      218       1.36%       1.37%
20012       1.00        0.02          (0.02)         1.00      2.43              39       1.33        4.62

CLASS H
20023      $1.00       $0.00*+       $(0.00)*       $1.00      0.05%     $       90       1.38%       0.59%



             RATIO        RATIO OF
          OF EXPENSES  NET INVESTMENT
          TO AVERAGE       INCOME
          NET ASSETS     TO AVERAGE
         (BEFORE FEE     NET ASSETS
           WAIVERS)  (BEFORE FEE WAIVERS)
-----------------------------------------
GOVERNMENT MONEY MARKET FUND
-----------------------------------------
CLASS I
2002        0.49%          2.21%
2001        0.52           5.47
2000        0.55           4.98
1999        0.52           4.66
1998        0.50           5.07

CLASS A
2002        0.74%          1.96%
2001        0.72           5.27
2000        0.70           4.83
1999        0.67           4.51
1998        0.62           4.95

-----------------------------------------
MONEY MARKET FUND
-----------------------------------------
CLASS I
2002        0.50%          2.23%
2001        0.53           5.63
2000        0.56           5.13
1999        0.52           4.72
1998        0.48           5.17

CLASS A
2002        0.75%          1.98%
2001        0.73           5.43
2000        0.71           4.98
1999        0.66           4.58
1998        0.61           5.08

CLASS B
2002        1.46%          1.27%
2001        1.43           4.73
2000        1.36           4.33
1999        1.37           3.87
19981       1.27           4.31

CLASS C
2002        1.46%          1.27%
20012       1.43           4.52

CLASS H
20023       1.48%          0.49%


  * AMOUNT REPRESENTS LESS THAN 0.01 PER SHARE.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

(1) MONEY MARKET FUND CLASS B COMMENCED OPERATIONS ON JANUARY 5, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) MONEY MARKET FUND CLASS C COMMENCED OPERATIONS ON NOVEMBER 15, 2000. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3) MONEY MARKET FUND CLASS H COMMENCED OPERATIONS ON APRIL 11, 2002. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                  MAY 31, 2002 9

FINANCIAL HIGHLIGHTS
ARMADA MONEY MARKET FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


                                                                                                    RATIO OF
        NET ASSET                                NET ASSET                            RATIO OF   NET INVESTMENT
         VALUE,                   DIVIDENDS FROM   VALUE,                NET ASSETS  EXPENSES TO     INCOME
        BEGINNING  NET INVESTMENT NET INVESTMENT    END                END OF PERIOD   AVERAGE     TO AVERAGE
        OF PERIOD      INCOME         INCOME     OF PERIOD TOTAL RETURN    (000)      NET ASSETS   NET ASSETS
---------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS I
2002       $1.00       $0.02+        $(0.02)        $1.00        1.77%    $185,180       0.31%       1.72%
2001        1.00        0.04          (0.04)         1.00        3.71      176,937       0.33        3.62
2000        1.00        0.03          (0.03)         1.00        3.28      129,475       0.35        3.26
1999(1)     1.00        0.02          (0.02)         1.00        2.01       99,342       0.35        2.77

CLASS A
2002       $1.00       $0.02+        $(0.02)        $1.00        1.55%    $ 57,544       0.53%       1.50%
2001        1.00        0.03          (0.03)         1.00        3.55       48,771       0.48        3.47
2000        1.00        0.03          (0.03)         1.00        3.13       29,458       0.50        3.11
1999(2)     1.00        0.02          (0.02)         1.00        1.50       11,019       0.50        2.62

---------------------------------------------------------------------------------------------------------------
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS I
2002       $1.00       $0.02+        $(0.02)        $1.00        1.76%    $112,169       0.34%       1.69%
2001        1.00        0.04          (0.04)         1.00        3.65       99,711       0.35        3.61
2000        1.00        0.03          (0.03)         1.00        3.31       94,299       0.33        3.26
1999        1.00        0.03          (0.03)         1.00        2.92       77,214       0.34        2.82
1998        1.00        0.03          (0.03)         1.00        3.41       73,264       0.34        3.35

CLASS A
2002       $1.00       $0.02+        $(0.02)        $1.00        1.54%    $ 61,754       0.56%       1.47%
2001        1.00        0.03          (0.03)         1.00        3.49       63,372       0.50        3.46
2000        1.00        0.03          (0.03)         1.00        3.15       57,941       0.48        3.11
1999        1.00        0.03          (0.03)         1.00        2.76       53,822       0.49        2.67
1998        1.00        0.03          (0.03)         1.00        3.29       33,375       0.46        3.23

---------------------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS I
2002       $1.00       $0.02+        $(0.02)        $1.00        1.74%    $539,093       0.30%       1.70%
2001        1.00        0.04          (0.04)         1.00        3.67      565,973       0.28        3.61
2000        1.00        0.03          (0.03)         1.00        3.30      327,185       0.32        3.24
1999        1.00        0.03          (0.03)         1.00        3.00      434,178       0.30        2.92
1998        1.00        0.03          (0.03)         1.00        3.40      418,953       0.30        3.32

CLASS A
2002       $1.00       $0.02+        $(0.02)        $1.00        1.52%    $289,510       0.52%       1.48%
2001        1.00        0.03          (0.03)         1.00        3.52      252,955       0.43        3.46
2000        1.00        0.03          (0.03)         1.00        3.14      219,568       0.47        3.09
1999        1.00        0.03          (0.03)         1.00        2.85      190,469       0.44        2.78
1998        1.00        0.03          (0.03)         1.00        3.27      132,548       0.42        3.20



              RATIO        RATIO OF
           OF EXPENSES  NET INVESTMENT
           TO AVERAGE       INCOME
           NET ASSETS     TO AVERAGE
          (BEFORE FEE     NET ASSETS
            WAIVERS)  (BEFORE FEE WAIVERS)
----------------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
----------------------------------------
CLASS I
2002         0.51%          1.52%
2001         0.58           3.37
2000         0.61           3.00
19991        0.55           2.57

CLASS A
2002         0.73%          1.30%
2001         0.73           3.22
2000         0.76           2.85
19992        0.70           2.42

----------------------------------------
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
----------------------------------------
CLASS I
2002         0.59%          1.44%
2001         0.65           3.31
2000         0.64           2.95
1999         0.59           2.57
1998         0.58           3.11

CLASS A
2002         0.81%          1.22%
2001         0.80           3.16
2000         0.79           2.80
1999         0.74           2.42
1998         0.71           2.98

----------------------------------------
TAX EXEMPT MONEY MARKET FUND
----------------------------------------
CLASS I
2002         0.50%          1.50%
2001         0.53           3.36
2000         0.58           2.98
1999         0.50           2.72
1998         0.50           3.12

CLASS A
2002         0.72%          1.28%
2001         0.68           3.21
2000         0.73           2.83
1999         0.64           2.58
1998         0.62           3.00

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

(1) OHIO MUNICIPAL MONEY MARKET FUND CLASS I COMMENCED OPERATIONS ON SEPTEMBER 15, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) OHIO MUNICIPAL MONEY MARKET FUND CLASS A COMMENCED OPERATIONS ON NOVEMBER 2, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


10  MAY 31, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                       ARMADA MONEY MARKET FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


                                                                                                    RATIO OF
        NET ASSET                                NET ASSET                            RATIO OF   NET INVESTMENT
         VALUE,                   DIVIDENDS FROM   VALUE,                NET ASSETS  EXPENSES TO     INCOME
        BEGINNING  NET INVESTMENT NET INVESTMENT    END                END OF PERIOD   AVERAGE     TO AVERAGE
        OF PERIOD      INCOME         INCOME     OF PERIOD TOTAL RETURN    (000)      NET ASSETS   NET ASSETS
---------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS I
2002       $1.00       $0.02+         $(0.02)     $1.00        2.23%      $468,283       0.40%         2.12%
2001        1.00        0.05           (0.05)      1.00        5.39        365,605       0.43          5.24
2000        1.00        0.05           (0.05)      1.00        4.75        409,169       0.42          4.65
1999        1.00        0.04           (0.04)      1.00        4.39        346,092       0.41          4.35
1998        1.00        0.05           (0.05)      1.00        4.95        359,605       0.39          4.84

CLASS A
2002       $1.00       $0.02+         $(0.02)     $1.00        1.98%      $ 17,270       0.65%         1.87%
2001        1.00        0.05           (0.05)      1.00        5.17         62,598       0.63          5.04
2000        1.00        0.04           (0.04)      1.00        4.59         79,713       0.57          4.50
1999        1.00        0.04           (0.04)      1.00        4.23         83,020       0.55          4.21
1998        1.00        0.05           (0.05)      1.00        4.82          7,222       0.51          4.71

---------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS I
2002       $1.00       $0.02+         $(0.02)     $1.00        2.19%      $186,114       0.48%         2.23%
2001        1.00        0.05           (0.05)      1.00        5.62        231,317       0.47          5.43
2000        1.00        0.05           (0.05)      1.00        4.90        227,447       0.56          4.77
1999        1.00        0.05           (0.05)      1.00        4.61        269,534       0.58          4.52
19981       1.00        0.05           (0.05)      1.00        4.70        321,584       0.57          5.00
19972       1.00        0.05           (0.05)      1.00        4.93        324,377       0.57          4.83

CLASS A
2002       $1.00       $0.02+         $(0.02)     $1.00        1.94%       $ 1,751       0.73%         1.98%
2001        1.00        0.05           (0.05)      1.00        5.39            135       0.67          5.23
2000        1.00        0.05           (0.05)      1.00        4.80          1,835       0.66          4.67
1999        1.00        0.04           (0.04)      1.00        4.51          9,161       0.67          4.77
19981       1.00        0.05           (0.05)      1.00        4.61        240,208       0.67          4.90
19972       1.00        0.05           (0.05)      1.00        4.82        176,006       0.67          4.72



             RATIO        RATIO OF
          OF EXPENSES  NET INVESTMENT
          TO AVERAGE       INCOME
          NET ASSETS     TO AVERAGE
         (BEFORE FEE     NET ASSETS
           WAIVERS)  (BEFORE FEE WAIVERS)
-----------------------------------------
TREASURY MONEY MARKET FUND
-----------------------------------------
CLASS I
2002         0.45%         2.07%
2001         0.53          5.14
2000         0.53          4.54
1999         0.46          4.30
1998         0.44          4.79

CLASS A
2002         0.70%         1.82%
2001         0.73          4.94
2000         0.68          4.39
1999         0.60          4.16
1998         0.56          4.66

-----------------------------------------
TREASURY PLUS MONEY MARKET FUND
-----------------------------------------
CLASS I
2002         0.48%         2.23%
2001         0.52          5.38
2000         0.60          4.73
1999         0.68          4.42
19981        0.67          4.90
19972        0.67          4.73

CLASS A
2002         0.73%         1.98%
2001         0.72          5.18
2000         0.85          4.48
1999         0.91          4.53
19981        0.92          4.65
19972        0.92          4.47


  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

(1) FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) FOR THE YEAR ENDED JUNE 30.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 MAY 31, 2002 11

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS


GOVERNMENT MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 59.7%
FEDERAL AGRICULTURAL MORTGAGE ASSOCIATION -- 0.6%
   1.756%, 07/03/02+             $ 20,000      $ 19,969
-----------------------------------------------------------
FEDERAL FARM CREDIT BANK -- 12.9%
   1.780%, 06/03/02+               20,000        19,998
   1.702%, 06/04/02+               20,600        20,597
   1.712%, 06/05/02+               23,765        23,760
   1.722%, 06/07/02+               50,000        49,986
   1.723%, 06/10/02+               20,000        19,991
   1.722%, 06/18/02+               25,000        24,980
   1.723%, 06/21/02+               10,712        10,702
   1.735%, 07/17/02+                9,000         8,980
   1.736%, 07/31/02+               17,591        17,540
   1.762%, 08/02/02+               20,000        19,940
   1.837%, 08/08/02+               20,000        19,931
   1.752%, 08/09/02+               62,950        62,739
   1.737%, 08/26/02+               25,000        24,897
   1.770%, 09/20/02+                7,250         7,211
   1.833%, 10/15/02+               23,700        23,537
   2.113%, 11/01/02+               20,000        19,823
   1.918%, 11/06/02+                8,898         8,824
                                               --------
                                                383,436
-----------------------------------------------------------
FEDERAL HOME LOAN BANK -- 13.1%
  Federal Home Loan Bank
   1.724%, 06/21/02+               20,000        19,981
   1.750%, 07/05/02+               20,000        19,967
   1.747%, 07/10/02+               20,000        19,962
   6.875%, 07/18/02                45,000        45,218
   1.777%, 07/26/02+               16,400        16,356
   1.767%, 08/07/02+               11,086        11,050
   6.750%, 08/15/02                20,000        20,123
   1.749%, 09/18/02+               15,303        15,222
   1.777%, 10/25/02+               25,000        24,814
   1.876%, 11/01/02+               26,414        26,205
   1.928%, 11/08/02+               25,000        24,788
   1.877%, 11/15/02+               25,000        24,784
   2.250%, 02/07/03                20,000        20,000
   2.250%, 02/14/03                20,000        20,000
   1.880%, 03/27/03 (A)            20,000        20,000
  Federal Home Loan Bank (MTN)
   6.375%, 11/15/02                20,000        20,411
   2.110%, 02/07/03                20,000        20,000
   2.075%, 02/14/03                20,000        20,000
                                               --------
                                                388,881
-----------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.4%
  Federal Home Loan Mortgage Corporation
   1.735%, 06/04/02+               20,000        19,997
   1.793%, 06/06/02+               20,000        19,995
   1.810%, 06/20/02+               24,910        24,886
   1.745%, 06/25/02+               20,000        19,977
   1.722%, 06/28/02+               25,000        24,967
   1.758%, 07/25/02+               20,000        19,947
   6.625%, 08/15/02                40,000        40,362
   1.849%, 10/23/02+               25,000        24,817
   1.929%, 11/07/02+               45,492        45,108


-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- CONTINUED
  Federal Home Loan Mortgage Corporation (MTN)
   2.550%, 10/22/02              $ 20,000      $ 20,000
   2.300%, 11/27/02                20,000        20,000
   2.375%, 12/27/02                20,000        20,000
   2.450%, 01/16/03                20,000        20,000
   2.450%, 03/28/03                20,000        20,000
                                               --------
                                                340,056
-----------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 19.7%
  Federal National Mortgage Association
   1.838%, 06/12/02+               20,000        19,989
   3.540%, 06/14/02+               20,000        19,974
   1.712%, 06/17/02+               25,000        24,981
   1.876%, 06/19/02+               40,000        39,963
   1.796%, 06/27/02+               20,000        19,974
   1.772%, 07/01/02+               30,000        29,956
   1.827%, 07/03/02+               20,000        19,968
   1.757%, 07/10/02+               20,000        19,962
   1.765%, 07/17/02+               40,000        39,910
   1.700%, 07/26/02 (A)            20,000        19,999
   1.764%, 07/31/02+               45,000        44,868
   6.750%, 08/15/02                25,000        25,150
   1.757%, 08/21/02+               20,000        19,921
   1.758%, 09/04/02+               16,618        16,541
   1.801%, 10/04/02+               19,500        19,379
   1.698%, 10/04/02 (A)            15,000        15,000
   2.041%, 10/09/02+               20,000        19,854
   6.375%, 10/15/02                20,000        20,319
   1.844%, 10/23/02+               50,000        49,634
   1.917%, 10/30/02+               20,000        19,841
   2.550%, 11/05/02                20,000        20,000
   1.887%, 11/13/02+               21,397        21,214
   1.841%, 12/13/02+               20,000        19,804
  Federal National Mortgage Association (MTN)
   6.150%, 08/05/02                20,000        20,144
                                               --------
                                                586,345
-----------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION -- 2.0%
  Student Loan Marketing Association (MTN)
   2.580%, 06/20/03 (When Issued)  20,000        20,000
   2.202%, 06/25/03 (A)            40,000        40,000
                                               --------
                                                 60,000
-----------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $1,778,687)                           1,778,687
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.8%
U.S. TREASURY BILL -- 0.8%
   1.877%, 11/07/02                25,000        24,795
-----------------------------------------------------------
Total U.S. Treasury Obligations (Cost $24,795)   24,795
-----------------------------------------------------------



12  MAY 31, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS


GOVERNMENT MONEY MARKET FUND

-----------------------------------------------------------
                              NUMBER OF SHARES/   VALUE
                                  PAR (000)       (000)
-----------------------------------------------------------
REPURCHASE AGREEMENTS -- 39.1%
  Credit Suisse First Boston
   1.82% (dated 05/31/02, matures
   06/03/02, repurchase price
   $140,021,234, collateralized by
   various government obligations:
   total market value
   $142,801,984)                 $140,000     $ 140,000
  Greenwich Capital
   1.83% (dated 05/31/02, matures
   06/03/02, repurchase price
   $140,021,350, collateralized
   by various government
   obligations: total market
   value $142,800,115)            140,000       140,000
  JP Morgan Chase
   1.82% (dated 05/31/02, matures
   06/03/02, repurchase price
   $332,707,454, collateralized
   by various government
   obligations: total market
   value $339,315,021)            332,657       332,657
  Lehman Brothers
   1.79% (dated 05/31/02, matures
   06/03/02, repurchase price
   $140,020,883, collateralized
   by various government
   obligations: total market value
   $142,800,647)                  140,000       140,000
  Salomon Smith Barney
   1.81% (dated 05/31/02, matures
   06/03/02, repurchase price
   $410,061,842, collateralized
   by various government
   obligations: total market
   value $418,251,875)            410,000       410,000
-----------------------------------------------------------
Total Repurchase Agreements (Cost $1,162,657) 1,162,657
-----------------------------------------------------------
MONEY MARKET FUND -- 1.0%
  Goldman Sachs Financial Square
   Government Money Market Fund 30,473,496       30,473
-----------------------------------------------------------
Total Money Market Fund (Cost $30,473)           30,473
-----------------------------------------------------------
Total Investments -- 100.6%
  (Cost $ 2,996,612)*                         2,996,612
-----------------------------------------------------------
Other Assets & Liabilities, Net -- (0.6)%       (19,336)
-----------------------------------------------------------

-----------------------------------------------------------
                                                  VALUE
                                                  (000)
-----------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)  $2,977,528
Distributions in excess of net investment income   (233)
Accumulated net realized loss on investments        (19)
-----------------------------------------------------------
Total Net Assets -- 100.0%                   $2,977,276
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on
  2,195,310,682 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A (based on
  782,195,522 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------

*   ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+   EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2002, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
MTN -- MEDIUM TERM NOTE
SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 MAY 31, 2002 13

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS


MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
COMMERCIAL PAPER+ -- 61.0%
AUTOMOTIVE -- 0.8%
  Volkswagen of America, Inc.
   1.760%, 06/03/02              $ 40,000      $ 39,996
-----------------------------------------------------------
BANKS -- 8.0%
  Abbey National North America
   1.800%, 06/20/02                35,000        34,967
   1.820%, 07/19/02                41,000        40,900
   1.820%, 10/02/02                25,000        24,845
  ANZ (Delaware), Inc.
   1.810%, 06/04/02                35,000        34,995
  Bank Of Montreal
   1.750%, 06/03/02                35,000        34,997
  Danske Corp., Inc.
   1.820%, 06/04/02                35,000        34,995
   1.820%, 07/18/02               105,250       104,993
  Lloyds TSB Bank Plc
   1.840%, 08/23/02                35,000        34,851
  Societe Generale North America, Inc.
   2.160%, 10/15/02                35,000        34,714
  Svenska Handelsbanken AB
   1.900%, 06/20/02                33,500        33,466
  Toronto Dominion Bank
   1.850%, 06/26/02                10,000         9,987
                                               --------
                                                423,710
-----------------------------------------------------------
CHEMICALS -- 1.3%
  Bayer Corp.
   1.760%, 06/25/02                40,000        39,953
   1.800%, 08/21/02                30,000        29,879
                                               --------
                                                 69,832
-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.0%
  Verizon Global Funding Corp.
   1.800%, 07/01/02                25,000        24,962
   2.070%, 10/17/02                30,000        29,762
                                               --------
                                                 54,724
-----------------------------------------------------------
FINANCIAL CONDUIT -- 27.0%
  Ciesco LP
   1.780%, 08/07/02                35,000        34,884
  Corporate Asset Fund Company
   1.790%, 06/24/02                35,000        34,960
   1.780%, 07/12/02                35,000        34,929
  CXC, LLC
   1.840%, 06/04/02                35,000        34,995
   1.820%, 08/12/02                35,000        34,873
   2.150%, 09/12/02                40,000        39,754
  Delaware Funding
   1.780%, 06/24/02                35,000        34,960
   1.780%, 06/25/02                50,000        49,941
  Edison Asset Securitization, LLC
   1.930%, 06/17/02                35,000        34,970
   1.780%, 07/24/02                35,000        34,908
   1.800%, 07/25/02                35,000        34,905


-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
COMMERCIAL PAPER+ -- CONTINUED
FINANCIAL CONDUIT -- CONTINUED
  FCAR Owners Trust
   1.770%, 06/25/02              $ 35,000      $ 34,959
   1.790%, 07/17/02                35,000        34,920
   1.800%, 08/07/02                35,000        34,883
  Fountain Square Commercial Funding Corp.
   1.840%, 06/03/02                16,544        16,542
   1.810%, 07/29/02                19,195        19,139
  Galaxy Funding, Inc.
   1.830%, 06/03/02                70,000        69,993
   1.920%, 06/10/02                70,000        69,966
   1.920%, 06/11/02                35,000        34,981
   1.950%, 08/05/02                25,000        24,912
  Market Street Funding
   1.790%, 06/18/02                35,000        34,970
   1.800%, 06/21/02                35,000        34,965
   1.810%, 06/26/02                35,000        34,956
  New Center Asset Trust
   1.800%, 08/22/02                35,000        34,856
   1.810%, 08/27/02                24,000        23,895
   1.810%, 09/04/02                35,000        34,833
  Preferred Receivables Funding Corp.
   1.780%, 06/07/02                35,000        34,990
   1.780%, 06/26/02                15,000        14,981
   1.800%, 07/01/02                35,000        34,948
  Public Square Funding, LLC
   1.820%, 06/03/02                50,000        49,995
  Three Pillars Funding Corp.
   1.830%, 06/04/02                54,283        54,275
   1.810%, 06/10/02                35,000        34,984
   1.810%, 06/14/02                50,000        49,967
   1.900%, 09/03/02                16,043        15,963
  Three Rivers Funding Corp.
   1.780%, 06/04/02                35,000        34,995
   1.780%, 06/11/02                30,000        29,985
   1.770%, 06/24/02                20,473        20,450
  Variable Funding Capital Corp.
   1.830%, 06/03/02                35,000        34,996
   1.780%, 06/05/02                40,000        39,992
   1.770%, 06/18/02                35,000        34,971
                                               --------
                                              1,428,341
-----------------------------------------------------------
FINANCIAL SERVICES -- 16.0%
  Allianz Finance, Inc.
   1.850%, 09/24/02                35,000        34,793
  Caterpillar Financial Services Corp.
   1.900%, 10/22/02                12,900        12,803
  Citicorp
   1.770%, 06/12/02                50,000        49,973
   1.770%, 07/09/02                35,000        34,935
  Dexia Delaware, LLC
   1.780%, 06/21/02                35,000        34,965
   1.780%, 07/01/02                35,000        34,948
  General Electric Capital Corp.
   1.720%, 06/03/02                35,000        34,996
   1.890%, 07/29/02                40,000        39,878
   2.090%, 09/09/02                35,000        34,797




14  MAY 31, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS


MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
COMMERCIAL PAPER+ -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
  International Lease Finance
   1.770%, 07/29/02              $ 22,490      $ 22,426
  KFW International Finance, Inc.
   1.800%, 06/03/02                35,000        34,996
   1.790%, 06/05/02                35,000        34,993
  Morgan Stanley Dean Witter
   1.770%, 06/05/02                30,000        29,994
   1.800%, 06/06/02                35,000        34,991
  National Rural Utilities Cooperative
   Finance Corp.
   1.830%, 06/19/02                17,897        17,881
  Rabobank Nederland NV
   1.800%, 06/13/02                35,000        34,979
  Salomon Smith Barney Holding, Inc.
   1.800%, 06/04/02                35,000        34,995
   1.800%, 06/26/02                35,000        34,956
   1.785%, 07/10/02                50,000        49,903
  Transamerica Finance Corp.
   1.820%, 06/20/02                25,000        24,976
   1.840%, 07/10/02                35,000        34,930
   1.650%, 07/16/02                40,000        39,918
  UBS Finance (Delaware), LLC
   1.870%, 06/06/02                35,000        34,991
   1.800%, 06/13/02                35,000        34,979
   1.910%, 06/28/02                35,000        34,950
                                               --------
                                                846,946
-----------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.4%
  Archer Daniels Midland Co.
   1.750%, 06/11/02                30,000        29,986
  Diageo Capital Plc
   1.820%, 07/19/02                35,000        34,915
   1.865%, 07/30/02                35,000        34,893
  Phillip Morris Companies
   1.840%, 06/10/02                29,717        29,703
                                               --------
                                                129,497
-----------------------------------------------------------
INSURANCE -- 3.0%
  Aegon NV
   1.780%, 06/24/02                35,000        34,960
  AIG Funding
   1.780%, 09/04/02                35,000        34,836
  ING America Insurance Holdings, Inc.
   1.810%, 08/05/02                12,367        12,327
   1.800%, 08/21/02                35,000        34,858
   1.810%, 09/04/02                10,450        10,400
  Marsh & McLennan Companies
   1.830%, 09/10/02                30,000        29,846
                                               --------
                                                157,227
-----------------------------------------------------------


-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
COMMERCIAL PAPER+ -- CONTINUED
METALS & MINING -- 1.5%
  Rio Tinto America Plc
   1.850%, 06/20/02              $ 15,000      $ 14,985
   1.800%, 07/26/02                35,000        34,904
   1.800%, 08/08/02                31,874        31,766
                                               --------
                                                 81,655
-----------------------------------------------------------
Total Commercial Paper (Cost $3,231,928)      3,231,928
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.6%
FEDERAL HOME LOAN BANK -- 5.5%
  Federal Home Loan Bank
   2.455%, 12/27/02                30,000        30,000
   2.350%, 12/27/02                30,000        29,998
   2.250%, 02/14/03                28,000        28,000
   2.500%, 03/12/03                45,000        45,000
   2.500%, 03/26/03                35,000        35,000
   2.350%, 04/01/03                30,000        30,000
  Federal Home Loan Bank (MTN)
   2.335%, 12/12/02                35,000        35,000
   2.075%, 02/14/03                30,000        30,000
   2.780%, 04/09/03                30,000        30,000
                                               --------
                                                292,998
-----------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.2%
  Federal Home Loan Mortgage Corporation (MTN)
   2.550%, 10/22/02                25,000        25,000
   2.300%, 11/27/02                20,000        20,000
   2.375%, 12/27/02                34,800        34,800
   2.450%, 01/16/03                35,000        35,000
                                               --------
                                                114,800
-----------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.5%
  Federal National Mortgage Association (A)
   1.700%, 07/26/02                25,000        24,999
-----------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION -- 0.4%
  Student Loan Marketing Association (MTN)
   (When Issued)
   2.580%, 06/20/03                20,000        20,000
-----------------------------------------------------------
Total U.S. Government Agency Obligations
 (Cost $452,797)                                452,797
-----------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.6%
  Bank America
   2.000%, 11/01/02                35,000        35,000
  BNP Paribas
   1.850%, 10/17/02                34,500        34,487
  Canadian Imperial Bank Of Commerce
   2.150%, 12/31/02                35,000        35,004
  Societe Generale
   2.080%, 12/20/02                35,000        35,011
-----------------------------------------------------------
Total Certificates of Deposit (Cost $139,502)   139,502
-----------------------------------------------------------




                                                                 MAY 31, 2002 15

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS


MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
FLOATING RATE NOTES (A) -- 2.4%
  Ford Motor Credit Co.
   2.113%, 08/01/02              $ 25,000      $ 25,001
  Household Finance Corp. (MTN)
   2.010%, 09/26/02                25,000        25,013
   2.151%, 10/30/02                25,000        25,028
  Morgan Stanley Dean Witter & Co.
   2.060%, 10/15/02                25,000        25,010
   2.103%, 02/21/03                28,500        28,556
-----------------------------------------------------------
Total Floating Rate Notes (A) (Cost $128,608)   128,608
-----------------------------------------------------------
CORPORATE BONDS -- 1.8%
BANKS -- 0.3%
  KFW International Finance, Inc. (MTN)
   6.750%, 01/14/03                15,000        15,394
-----------------------------------------------------------
FINANCIAL SERVICES -- 1.5%
  Associates Financial Corp.
   6.500%, 10/15/02                20,580        20,831
  Household Finance Corp.
   5.875%, 11/01/02                 8,735         8,848
  Merrill Lynch (MTN) Series B
   5.640%, 01/27/03                20,000        20,419
  Transamerica Financial Corp.
   7.250%, 08/15/02                27,397        27,620
                                               --------
                                                 77,718
-----------------------------------------------------------
Total Corporate Bonds (Cost $93,112)             93,112
-----------------------------------------------------------
REPURCHASE AGREEMENTS -- 22.7%
  Credit Suisse First Boston
    1.82% (dated 05/31/02,
    matures 06/03/02,
    repurchase price
    $255,038,675,
    collateralized by various
    government obligations:
    total market value
    $260,101,507)                 255,000       255,000
  Greenwich Capital
    1.83% (dated 05/31/02,
    matures 06/03/02,
    repurchase price
    $195,029,738,
    collateralized by various
    government obligations:
    total market value
    $198,900,645)                 195,000       195,000
  JP Morgan Chase
    1.82% (dated 05/31/02,
    matures 06/03/02,
    repurchase price
    $199,632,273,
    collateralized by various
    government obligations:
    total market value
    $203,594,591)                 199,602       199,602
  Lehman Brothers
    1.79% (dated 05/31/02,
    matures 06/03/02,
    repurchase price
    $255,038,038,
    collateralized by various
    government obligations:
    total market value
    $260,101,030)                 255,000       255,000


-----------------------------------------------------------
                              NUMBER OF SHARES/   VALUE
                                  PAR (000)       (000)
-----------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
  Salomon Smith Barney
    1.81% (dated 05/31/02,
    matures 06/03/02,
    repurchase price
    $300,045,250,
    collateralized by various
    government obligations:
    total market value
    $306,407,088)                $300,000     $ 300,000
-----------------------------------------------------------
Total Repurchase Agreements (Cost $1,204,602) 1,204,602
-----------------------------------------------------------
MONEY MARKET FUND -- 0.1%
  Goldman Sachs Financial Square Prime
   Obligation Money Market Fund 5,006,593         5,007
-----------------------------------------------------------
Total Money Market Fund (Cost $5,007)             5,007
-----------------------------------------------------------
Total Investments -- 99.2%
 (Cost $ 5,255,556)*                          5,255,556
-----------------------------------------------------------
Other Assets & Liabilities, Net -- 0.8%          43,248
-----------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)   5,306,699
Distributions in excess of net investment income     (1)
Accumulated net realized loss on investments     (7,894)
-----------------------------------------------------------
Total Net Assets -- 100.0%                    $5,298,804
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I (based on
   3,538,405,805 outstanding shares of
   beneficial interest)                           $1.00
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A (based on
   1,766,646,987 outstanding shares of
   beneficial interest)                           $1.00
-----------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  (based on 1,332,353 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  (based on 217,564 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class H
  (based on 90,322 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
*   ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+   EFFECTIVE YIELD
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2002, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIABILITY COMPANY
SEE NOTES TO FINANCIAL STATEMENTS.


16  MAY 31, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS


OHIO MUNICIPAL MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- 99.6%
OHIO -- 99.6%
  Allen County (BAN)
   2.700%, 09/12/02               $ 1,550       $ 1,551
  Allen County Health Care Facilities,
   Mennonite Memorial Home
   Project (RB) (A) (B) (C)
   1.400%, 02/01/18                 3,145         3,145
  Bedford (BAN)
   2.500%, 06/28/02                 1,250         1,250
  Blue Ash Ohio (BAN)
   2.400%, 11/20/02                 1,400         1,403
  Butler County (BAN)
   1.850%, 10/17/02                 1,500         1,503
  Butler County (BAN) Series A
   1.500%, 11/15/02                 1,250         1,250
  Butler County (BAN) Series B
   2.970%, 06/13/02                 2,050         2,051
  Centerville Health Care Authority,
   Bethany Lutheran Village
   Project (RB) (A) (B) (C)
   1.500%, 05/01/08                 5,000         5,000
  Chardon Village (BAN)
   1.750%, 02/20/03                   900           900
  Cincinnati & Hamilton Counties
   Economic Development Authority,
   Kenwood Office Association
   Project (RB) (A) (B) (C)
   1.650%, 09/01/25                   500           500
  Clark County (BAN)
   2.060%, 11/21/02                 1,250         1,252
  Clark County (BAN) Series B
   2.390%, 04/02/03                   880           882
  Cleveland Heights (BAN)
   2.500%, 07/10/02                 1,500         1,501
   2.250%, 07/10/02                 1,125         1,126
  Columbus Sewer & Water Improvement
   Authority (RB) (A) (B)
   1.400%, 06/01/11                 3,000         3,000
  Columbus Tax Increment Financing,
   Lyra Gemini Polaris
   Project (TAN) (A) (B) (C)
   1.450%, 08/01/11                 1,000         1,000
  Coshocton County Hospital Facilities
   Authority, Memorial Hospital
   (RB) (A) (B) (C)
   1.450%, 03/01/19                 1,300         1,300
  Cuyahoga County Civic Facility,
   Oriana Services (RB) (A) (B) (C)
   1.500%, 04/01/16                 2,915         2,915
  Cuyahoga County Economic Development
   Authority, Cleveland Orchestra
   Project (RB) (A) (B) (C)
   1.600%, 04/01/28                 1,250         1,250
  Cuyahoga County Economic Development
   Authority, Gilmore Academy
   Project (RB) (A) (B) (C)
   1.450%, 02/01/22                 2,300         2,300
  Cuyahoga County Economic Development
   Authority, Positive Education
   Program (RB) (A) (B) (C)
   1.500%, 08/01/20                 2,920         2,920


-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OHIO -- CONTINUED
  Cuyahoga County Health Care Facilities
   Authority, Applewood Centers
   Project (RB) (A) (B) (C)
   1.450%, 11/01/14               $ 1,230       $ 1,230
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Foundation
   (RB) (A) (B) (C) Series A
   1.350%, 01/01/26                 1,630         1,630
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Foundation
   (RB) (AMBAC) (A) (B) Series A
   1.400%, 01/01/16                 3,685         3,685
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Foundation
   (RB) (AMBAC) (A) (B) Series B
   1.400%, 01/01/16                   425           425
  Cuyahoga County Hospital Authority,
   University Hospitals Health System
   (RB) (AMBAC) (A) (B) Series D
   1.400%, 01/15/29                 2,700         2,700
  Cuyahoga County Hospital Authority,
   University Hospitals Health System
   (RB) (AMBAC) (A) (B) Series E
   1.400%, 01/15/29                 4,795         4,795
  Dublin City School District (BAN)
   1.850%, 11/14/02                 2,000         2,003
  Franklin County, Trinity Health Credit
   Group (RB) (A) (B) Series F
   1.400%, 12/01/30                 3,350         3,350
  Geauga County Health Care Facilities,
   Montefiore Housing Corporation
   (RB) (A) (B) (C)
   1.500%, 01/26/26                 2,000         2,000
  Grand Valley Local School District (BAN)
   2.750%, 06/04/02                 1,500         1,500
   2.750%, 06/04/02                 1,000         1,000
  Hamilton County Economic Development
   Authority, Cincinnati-Hamilton
   (RB) (A) (B) (C)
   1.450%, 09/01/25                 1,000         1,000
  Hamilton County Economic Development
   Authority, Taft Museum Project
   (RB) (A) (B) (C)
   1.450%, 05/01/27                 2,000         2,000
  Harrison (BAN)
   2.180%, 12/19/02                 1,000         1,003
  Independence Local School District (BAN)
   2.500%, 04/14/03                 1,000         1,003
  Indian Hill (BAN)
   2.150%, 04/29/03                 1,000         1,000
  Indian Hill Economic Development
   Authority, Cincinnati Country Day
   School (RB) (A) (B) (C)
   1.420%, 05/01/19                 2,100         2,100
  Johnstown (BAN)
   2.960%, 08/29/02                 1,270         1,271
  Kent State University, General Receipts
   (RB) (MBIA) (A) (B)
   1.350%, 05/01/31                 3,030         3,030




                                                                 MAY 31, 2002 17

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS


OHIO MUNICIPAL MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OHIO -- CONTINUED
  Lake County (BAN)
   3.125%, 07/11/02               $   545         $ 545
   2.750%, 10/02/02                 1,000         1,001
   2.500%, 04/18/03                 1,800         1,802
  Lakewood (BAN)
   2.500%, 05/16/03                 1,300         1,305
  Lebanon City School District (BAN)
   1.770%, 08/13/02                 2,000         2,002
  Liberty Community Infrastructure
   Financing Authority (RB) (A) (B) (C)
   1.550%, 12/01/31                 1,000         1,000
  Lima Hospital Authority, Memorial
   Hospital (RB) (A) (B) (C)
   1.500%, 12/01/10                 1,610         1,610
  Logan County (BAN)
   2.370%, 11/13/02                 2,980         2,982
  Lorain School District, Classroom
   Facilities Improvement (GO)
   2.180%, 08/14/02                 3,000         3,003
  Lucas County Facilities Improvement
   Authority, Toledo Zoological Society
   (RB) (A) (B) (C)
   1.400%, 10/01/05                   600           600
  Mayfield Heights (BAN)
   2.000%, 02/06/03                 3,000         3,007
  Miami County (BAN)
   1.890%, 10/30/02                 1,775         1,777
  Miami County Hospital Facilities Authority,
   Upper Valley Medical Center
   (RB) (A) (B) (C) Series C
   1.450%, 08/01/10                 2,750         2,750
  Miami East Local School District (BAN)
   2.410%, 06/06/02                 2,000         2,000
  Middletown (GO)
   3.410%, 08/06/02                   735           736
  Monroe Local School District (BAN)
   2.450%, 07/18/02                 2,000         2,002
  Ohio State Air Quality Development
   Authority (TECP)
   1.600%, 06/05/02                 3,000         3,000
   1.600%, 06/06/02                 4,000         4,000
   1.300%, 06/12/02                 2,000         2,000
  Ohio State Air Quality Development
   Authority, Cincinnati Gas & Electric
   (RB) (A) (B) (C) Series A
   1.600%, 12/01/15                 1,000         1,000
  Ohio State Air Quality Development
   Authority, Cincinnati Gas & Electric
   (RB) (A) (B) (C) Series B
   1.600%, 12/01/15                   900           900
  Ohio State Air Quality Development
   Authority, Ohio Edison (RB) (A) (B)
   1.300%, 06/05/02                 3,000         3,000
  Ohio State Air Quality Development
   Authority, Ohio Edison (RB) (A) (B) (C)
   Series A
   1.400%, 02/01/14                 6,550         6,550

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OHIO -- CONTINUED
  Ohio State Air Quality Development
   Authority, Ohio Edison (RB) (A) (B)
   Series A
   1.350%, 06/11/02               $ 4,000       $ 4,000
  Ohio State Air Quality Pollution Control
   Development Authority,
   Timken Company (RB) (A) (B) (C)
   1.450%, 07/01/03                 2,000         2,000
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   (RB) (A) (B) (C) Series A
   1.600%, 04/01/24                 3,800         3,800
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   (RB) (A) (B) (C) Series C
   1.600%, 06/01/23                 3,725         3,725
  Ohio State Higher Educational Facilities
   Authority (GO) Series B
   4.000%, 11/01/02                 2,000         2,021
  Ohio State Higher Educational Facilities
   Authority (TECP)
   1.500%, 08/05/02                 3,000         3,000
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve
   University (TECP)
   1.250%, 08/07/02                 2,000         2,000
   1.350%, 08/08/02                 3,000         3,000
  Ohio State Higher Educational Facilities
   Authority, Lake Erie College
   (RB) (A) (B) (C)
   1.550%, 12/01/16                 4,175         4,175
  Ohio State Higher Educational Facilities
   Authority, Pooled Financing Program
   (RB) (A) (B) (C) Series C
   1.550%, 09/01/25                 1,000         1,000
  Ohio State Higher Educational Facilities
   Authority, Public Facilities Commission
   (RB) (AMBAC) Series II-B
   5.375%, 11/01/02                 1,000         1,014
  Ohio State Higher Educational Facilities
   Authority, Public Facilities Commission
   (RB) (MBIA) Series II-B
   4.500%, 06/01/02                 2,500         2,500
  Ohio State Higher Educational Facilities
   Authority, Xavier University
   (RB) (A) (B) (C)
   1.450%, 05/01/15                 6,200         6,200
  Ohio State Higher Educational Facilities
   Authority, Xavier University
   (RB) (A) (B) (C) Series B
   1.450%, 11/01/30                11,000        11,000
  Ohio State University (TECP)
   1.500%, 06/04/02                 4,000         4,000
   1.500%, 06/06/02                 3,000         3,000
  Ohio State University General Receipts
   (RB) (A) (B)
   1.400%, 12/01/21                 2,000         2,000




18  MAY 31, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS


OHIO MUNICIPAL MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OHIO -- CONTINUED
  Ohio State Water Development
   Authority (TECP)
   1.300%, 06/07/02               $ 2,400       $ 2,400
   1.500%, 09/10/02                 3,000         3,000
  Ohio State Water Development Authority,
   Timken Company (RB) (A) (B)
   1.400%, 11/01/25                 2,000         2,000
  Ohio State Water Pollution Control
   Development Authority,
   Cleveland Electric Illuminating
   (RB) (A) (B) (C) Series B
   1.400%, 08/01/20                 6,900         6,900
  Ohio State Water Pollution Control
   Development Authority,
   Duquesne Light (RB) (AMBAC) (A) (B)
   Series C
   1.400%, 03/01/31                 3,000         3,000
  Ohio State University General Receipts (BAN)
   2.100%, 01/24/03                 2,500         2,506
  Sandusky (BAN)
   3.000%, 07/25/02                 2,600         2,601
  Scioto County, VHA Central Capital Asset
   Financing Program (RB) (AMBAC) (A) (B)
   Series G
   1.350%, 12/01/25                 1,400         1,400
  Seven Hills (BAN)
   1.900%, 09/05/02                 1,400         1,400
  Sharonville Industrial Development
   Authority, Edgecomb Metals Project
   (RB) (A) (B) (C)
   1.400%, 11/01/09                 2,340         2,340
  Sidney City School District (BAN)
   2.040%, 07/18/02                 2,500         2,502
  Summit County Civic Facilities Authority,
   Oriana Services Project (RB) (A) (B) (C)
   1.500%, 02/01/11                 1,340         1,340
  Sylvania City School District (BAN)
   2.070%, 08/02/02                 3,000         3,004
  Toledo City Services (SPA) (A) (B) (C)
   1.450%, 06/01/02                 2,400         2,400
  University Of Cincinnati (BAN) Series BB
   2.250%, 12/19/02                 1,000         1,002
  Van Wert School District (BAN)
   2.500%, 10/10/02                 2,000         2,004
  Warren County Economic Development
   Authority, Ralph J Stolle Countryside
   Project (RB) (A) (B) (C)
   1.450%, 08/01/20                 1,900         1,900
  Warren County Health Care Facilities
   Authority, Otterbein Homes Project
   (RB) (A) (B) (C) Series B
   1.600%, 07/01/23                 3,723         3,723
  Warren County Industrial Development
   Authority, Cincinnati Electric Illuminating
   (RB) (A) (B) (C)
   1.600%, 09/01/15                 4,870         4,870
  Warren County Industrial Development
   Authority, Liquid Container Project
   (RB) (A) (B) (C)
   1.500%, 03/01/15                 1,670         1,670


-----------------------------------------------------------
                              NUMBER OF SHARES/   VALUE
                                  PAR (000)       (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OHIO -- CONTINUED
  Washington County Hospital Authority,
   Marietta Area Health Facilities
   (RB) (A) (B) (C)
   1.450%, 12/01/26               $ 2,375       $ 2,375
  Wayne County (BAN)
   2.000%, 07/11/02                 2,000         2,001
  Wooster Industrial Development Authority,
   Allen Group Project (RB) (A) (B) (C)
   1.400%, 12/01/10                 3,800         3,800
                                                -------
                                                241,869
-----------------------------------------------------------
Total Municipal Securities (Cost $241,869)      241,869
-----------------------------------------------------------
MONEY MARKET FUNDS -- 0.1%
  Blackrock Funds Ohio Municipal
   Money Market Portfolio          50,000            50
  Federated Ohio Municipal
   Cash Trust                      96,213            96
-----------------------------------------------------------
Total Money Market Funds (Cost $146)                146
-----------------------------------------------------------
Total Investments -- 99.7% (Cost $ 242,015)*    242,015
-----------------------------------------------------------
Other Assets & Liabilities, Net -- 0.3%             709
-----------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)     242,724
-----------------------------------------------------------
Total Net Assets -- 100.0%                     $242,724
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on
  185,183,188 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A (based on
  57,540,836 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
*   ALSO COST FOR FEDERAL TAX PURPOSES.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2002.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SPA -- SPECIAL ASSESSMENT
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
VHA -- VETERANS HOSPITAL ADMINISTRATION
SEE NOTES TO FINANCIAL STATEMENTS.




                                                                 MAY 31, 2002 19

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- 99.2%
PENNSYLVANIA -- 99.2%
  Allegheny County Higher Education
   Building Authority, Carnegie Mellon
   University (RB) (A) (B)
   1.600%, 12/01/33                $8,000       $ 8,000
  Allegheny County Industrial
   Development Authority,
   Duquesne Light Pollution
   Control Project (RB) (AMBAC) (A) (B)
   1.500%, 12/01/13                 2,000         2,000
  Allegheny County Industrial
   Development Authority,
   Environmental Improvement,
   USX Corporation (RB) (A) (B) (C)
   1.550%, 12/01/32                 8,000         8,000
  Avon Grove School District
   Authority (GO) (FSA)
   Series 2001-A
   2.000%, 08/15/02                   585           585
  Beaver County Industrial
   Development Authority,
   Atlantic Richfield (RB) (A) (B)
   1.450%, 12/01/20                 2,000         2,000
  Beaver County Industrial
   Development Authority,
   Duquesne Light (RB) Series E
   1.450%, 07/31/02                 2,000         2,000
  Berks County Industrial
   Development Authority,
   Kutztown Resource Recovery
   Management Project (RB) (A) (B) (C)
   1.500%, 12/01/30                 1,970         1,970
  Bucks County Industrial
   Development Authority,
   Edgecomb Metals Project
   (RB) (A) (B) (C)
   1.400%, 10/01/09                 3,330         3,330
  Bucks County Industrial
   Development Authority,
   Tru Realty Corporation
   (RB) (A) (B) (C)
   1.600%, 12/01/18                 3,000         3,000
  Central Bucks County School
   District Authority
   (GO) (FGIC) (A) (B)
   Series A
   1.460%, 02/01/20                 1,800         1,800
  Chester County Industrial
   Development Authority,
   Archdiocese of Philadelphia
   (RB) (A) (B) (C)
   1.600%, 07/01/31                 3,000         3,000
  Dallastown Area School District
   Authority (GO) (FGIC) (A) (B)
   1.460%, 05/01/20                 2,000         2,000


-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Dauphin County General Authority
   (RB) (AMBAC) (A) (B)
   Sub-Series UUU1
   5.220%, 06/03/02                $2,000       $ 2,000
  Delaware County Industrial
   Development Authority,
   BP Oil Project (RB) (A) (B)
   1.550%, 12/01/09                 3,500         3,500
  Delaware County Industrial
   Development Authority,
   Exelon Generation Company
   (TECP) Series 2001-A
   1.500%, 10/17/02                 1,235         1,235
  Delaware County Industrial
   Development Authority,
   PECO Energy (TECP)
   1.350%, 06/11/02                 2,000         2,000
  Delaware County Industrial
   Development Authority,
   PECO Energy
   1.500%, 06/06/02                 2,000         2,000
  Delaware County Industrial
   Development Authority,
   PECO Energy
   (TECP) (C) Series A
   1.450%, 08/08/02                 6,925         6,925
  Delaware County Industrial
   Development Authority,
   Scott Paper Project (RB) (A) (B)
   Series A
   1.500%, 12/01/18                 2,200         2,200
  Delaware County Industrial
   Development Authority,
   Scott Paper Project (RB) (A) (B)
   Series B
   1.500%, 12/01/18                 2,600         2,600
  Delaware County Industrial
   Development Authority,
   Scott Paper Project (RB) (A) (B)
   Series D
   1.500%, 12/01/18                 3,600         3,600
  Delaware County Industrial
   Development Authority,
   Sunoco Project (RB) (A) (B) (C)
   1.500%, 11/01/33                 4,000         4,000
  Delaware County University Authority,
   Villanova University (RB) (A) (B) (C)
   1.250%, 08/01/31                 2,000         2,000
  Delaware Valley Regional Industrial
   Finance Authority, Local Government
   Project (RB) (A) (B) (C)
   1.500%, 08/01/16                 2,700         2,700
  Emmaus General Authority
   (RB) (A) (B) (C) Sub-Series E-17
   1.500%, 03/01/24                 3,600         3,600




20  MAY 31, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Erie Higher Education Building Authority,
   Gannon University (TECP) (C) Series F
   1.700%, 01/15/03                $1,800       $ 1,800
  Gettysburg Area Industrial
   Development Authority, Brethren
   Home Community Project
   (RB) (A) (B) (C) Series A
   1.400%, 06/01/24                 1,000         1,000
  Harrisburg Authority (RB) (A) (B) (C)
   Series 2001
   1.450%, 03/01/34                 5,000         5,000
  Lancaster County Hospital Authority,
   Masonic Homes Project
   (RB) (AMBAC) (A) (B)
   1.400%, 05/01/32                 2,000         2,000
  Lancaster Higher Education Authority,
   Franklin & Marshall College
   (RB) (A) (B)
   1.500%, 04/15/27                 3,945         3,945
  Lehigh County General Purpose
   Authority, St. Lukes Hospital
   Project (RB) (A) (B) (C)
   1.650%, 07/01/31                 1,100         1,100
  Montgomery County (TECP)
   1.300%, 06/12/02                 1,995         1,995
  Montgomery County Higher
   Educational Facilities Authority,
   William Penn Charter School
   (RB) (A) (B) (C)
   1.450%, 09/15/31                 2,000         2,000
  Montgomery County Industrial
   Development Authority, Friends
   Central School Project (RB) (A) (B) (C)
   1.450%, 03/01/32                 2,000         2,000
  Montgomery County Industrial
   Development Authority, PECO/Exelon
   1.500%, 09/10/02                 2,000         2,000
  Montgomery County Industrial
   Development Authority, PECO/Exelon,
   (TECP)
   1.350%, 06/05/02                 2,000         2,000
  Montgomery County Industrial
   Development Authority, PECO/Exelon
   Series 1994a
   1.550%, 07/01/02                 2,000         2,000
  New Castle Area Hospital Authority,
    Jameson Memorial Hospital Project
   (RB) (FSA) (A) (B)
   1.400%, 07/01/26                 3,125         3,125
  Norristown (TRAN) Series A
   3.000%, 12/30/02                 2,000         2,009
  Northampton County Higher
   Education Authority, Lafayette
   College Project (RB) (A) (B) (C)
   Series B
   1.400%, 11/01/28                 2,200         2,200
  Pennsylvania State (GO) (AMBAC)
   5.125%, 09/15/02                 2,000         2,019

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State (GO) (FGIC)
   5.375%, 11/15/02                $3,175       $ 3,226
  Pennsylvania State (GO) First Series
   5.000%, 01/15/03                 1,000         1,021
  Pennsylvania State (GO) Second Series
   5.600%, 07/01/02                 1,100         1,104
   4.500%, 10/01/02                   500           505
  Pennsylvania State (GO) (MBIA)
   First Series
   5.250%, 01/15/03                 1,750         1,789
  Pennsylvania State (GO) (MBIA)
   Second Series
   5.000%, 06/15/02                 1,000         1,001
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges (RB) Series 12
   3.000%, 11/01/02                 1,000         1,004
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   (TECP) (C) Series D2
   2.050%, 05/01/03                 1,000         1,000
  Pennsylvania State Higher Education
   Facilities Authority, Council of
   Independent Colleges (TECP) (C)
   Series-A8
   2.200%, 04/01/03                 2,000         2,000
  Pennsylvania State Higher Education
   Facilities Authority, Pennsylvania State
   University (RB) (A) (B) Series A
   1.400%, 04/01/31                 2,000         2,000
  Pennsylvania State Higher Education
   Facilities Authority, University of
   Pennsylvania (RB) Series B
   6.500%, 09/01/02                 1,950         1,972
  Pennsylvania State Higher Education
   Facilities Authority, University of the
   Sciences (RB) (A) (B) (C)
   1.400%, 05/01/32                 5,000         5,000
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax,
   City of Philadelphia Funding Program,
   Prerefunded 06/15/02 @ 100
   6.800%, 06/15/12                 2,750         2,755
   6.800%, 06/15/22                 1,500         1,503
  Pennsylvania State Public School Building
   Authority, Parkland School District
   (RB) (FGIC) (A) (B) Series D
   1.460%, 03/01/19                 1,435         1,435
  Pennsylvania State Turnpike Commission
   (RB) (A) (B) Series Q
   1.600%, 06/01/27                 5,600         5,600
   1.600%, 06/01/28                 1,600         1,600
  Pennsylvania State University (RB) (A) (B)
   Series A
   1.400%, 03/01/32                 4,000         4,000



                                                                 MAY 31, 2002 21

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Philadelphia Hospitals & Higher
   Educational Facilities Authority,
   Children's Hospital (RB) (A) (B)
   Series 1992-B
   1.550%, 03/01/27                $1,300       $ 1,300
  Philadelphia Hospitals & Higher
   Educational Facilities Authority,
   Children's Hospital (RB) (A) (B)
   Series A
   1.550%, 03/01/27                 1,700         1,700
  Philadelphia Industrial Development
   Authority, Chemical Heritage
   Foundation (RB) (A) (B) (C)
   1.400%, 07/01/27                 1,000         1,000
  Philadelphia Water & Waste,
   (RB) (FSA)
   5.000%, 06/15/02                 2,615         2,619
  Sayre Health Care Facilities Authority,
    Capital Financing Program
   (RB) (AMBAC) (A) (B) Series I
   1.400%, 12/01/20                 2,750         2,750
  Scranton-Lackawanna Health &
   Welfare Authority, University of
   Scranton (RB) (A) (B)
   6.150%, 03/01/03                 2,335         2,412
  Scranton-Lackawanna Health &
   Welfare Authority, University of
   Scranton (RB) (A) (B) (C)
   1.800%, 11/01/02                 1,505         1,505
  University of Pittsburgh,
   University Capital Project
   (RB) (A) (B) Series A
   1.400%, 09/15/29                 1,400         1,400
  Washington County Leasing
   Authority, Higher Education
   Pooled Equipment Leasing
   Project (RB) (A) (B) (C)
   1.500%, 11/01/05                 1,230         1,230
  York County (TRAN)
   1.700%, 07/31/02                 3,000         3,001
  York County Industrial
   Development Authority,
   New Edgecomb Corporate
   Project (RB) (A) (B) (C)
   1.400%, 07/01/09                 2,865         2,865
                                                -------
                                                172,535
-----------------------------------------------------------
Total Municipal Securities (Cost $172,535)      172,535
-----------------------------------------------------------


-----------------------------------------------------------
                                   NUMBER         VALUE
                                  OF SHARES       (000)
-----------------------------------------------------------
MONEY MARKET FUNDS -- 0.5%
  Blackrock Pennsylvania Municipal
   Money Market Portfolio         200,000      $    200
  Federated Pennsylvania Cash
   Trust                          747,061           747
-----------------------------------------------------------
Total Money Market Funds (Cost $947)                947
-----------------------------------------------------------
Total Investments -- 99.7% (Cost $ 173,482)*    173,482
-----------------------------------------------------------
Other Assets & Liabilities, Net -- 0.3%             441
-----------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)     173,962
Undistributed net investment income                  14
Accumulated net realized loss on investments        (53)
-----------------------------------------------------------
Total Net Assets -- 100.0%                     $173,923
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on
  112,187,852 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A (based on
  61,774,032 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
*   ALSO COST FOR FEDERAL TAX PURPOSES.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2002.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
SEE NOTES TO FINANCIAL STATEMENTS.





22  MAY 31, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS


TAX EXEMPT MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%
ALABAMA -- 1.2%
  City of Montgomery, General Electric (TECP)
   1.600%, 07/03/02               $10,000      $ 10,000
-----------------------------------------------------------
ARIZONA -- 3.0%
  Salt River Agricultural Improvement &
   Power District (TECP)
   1.600%, 06/05/02                 5,000         5,000
   1.300%, 06/05/02                 5,600         5,600
   1.300%, 06/06/02                 5,000         5,000
   1.600%, 06/07/02                 3,000         3,000
   1.500%, 07/09/02                 6,000         6,000
                                                -------
                                                 24,600
-----------------------------------------------------------
COLORADO -- 1.4%
  Jefferson County School District (TAN)
   Series B
   2.500%, 06/28/02                 4,000         4,002
  Westminster Industrial Development
   Authority, Ball Corporation Project
   (RB) (A) (B) (C)
   1.450%, 06/01/05                 8,000         8,000
                                                -------
                                                 12,002
-----------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.8%
  District of Columbia, Field School Project
   (RB) (A) (B) (C) Series B
   1.450%, 07/01/26                 4,000         4,000
  District of Columbia, George Washington
   University (RB) (MBIA) (A) (B) Series B
   1.400%, 09/15/29                 3,000         3,000
                                                -------
                                                  7,000
-----------------------------------------------------------
FLORIDA -- 1.5%
  Gainesville Utilities System (TECP)
   1.600%, 07/03/02                 6,323         6,323
   1.500%, 07/08/02                 3,706         3,706
  Indian River County, St. Edwards School
   Project (RB) (A) (B) (C)
   1.400%, 07/01/27                 2,805         2,805
                                                -------
                                                 12,834
-----------------------------------------------------------
GEORGIA -- 5.7%
  Atlanta (TRAN) Series A
   1.650%, 12/31/02                 4,000         4,000
  Burke County (TECP)
   1.550%, 06/11/02                 2,000         2,000
  Burke County, Oglethorpe Power Vogtle
   Project (RB) (AMBAC) (A) (B)
   1.650%, 01/01/22                 3,000         3,000
  Cobb County Industrial Development
   Authority, Kennesaw State University
   Project (RB) (A) (B) (C) Series B
   1.400%, 08/01/26                 4,255         4,255


-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
GEORGIA -- CONTINUED
  Cobb County Industrial Development
   Authority, Whitefield Academy
   Project (RB) (A) (B) (C)
   1.450%, 07/01/25               $ 6,000       $ 6,000
  Gainesville Redevelopment Authority,
   Riverside Military Project (RB) (A) (B) (C)
   1.450%, 12/01/25                 5,000         5,000
  Georgia State Road & Thruway
   Authority (BAN)
   2.750%, 11/20/02                 7,000         7,000
  Municipal Electric Authority of
   Georgia (TECP)
   1.550%, 06/05/02                 8,635         8,635
   1.600%, 06/12/02                 7,100         7,100
                                                -------
                                                 46,990
-----------------------------------------------------------
ILLINOIS -- 10.1%
  Illinois State Development Finance
   Authority, Jewish Federation Project
   (RB) (AMBAC) (A) (B)
   1.400%, 09/01/24                 1,640         1,640
  Illinois State Development Finance
   Authority, Loyola Academy
   (RB) (A) (B) (C) Series A
   1.450%, 10/01/27                 5,000         5,000
  Illinois State Educational Facilities
   Authority, Cultural Pooled Financing
   Program, Art Institute of Chicago
   (RB) (A) (B) (C)
   1.400%, 07/01/29                 7,700         7,700
  Illinois State Educational Facilities
   Authority, Institute of Technology
   (RB) (A) (B) (C)
   1.400%, 12/01/30                 4,000         4,000
  Illinois State Educational Facilities
   Authority, Lake Forest Open Lands
   Project (RB) (A) (B) (C)
   1.400%, 08/01/33                10,000        10,000
  Illinois State Educational Facilities
   Authority, Museum of Natural History
   (RB) (A) (B) (C)
   1.450%, 11/01/34                12,000        12,000
  Illinois State Educational Facilities
   Authority, National Louis University
   (RB) (A) (B) (C) Series B
   1.450%, 06/01/29                 3,000         3,000
  Illinois State Educational Facilities
   Authority, Northwestern University
   (RB) (A) (B)
   1.450%, 03/01/28                 8,636         8,636
  Illinois State Educational Facilities
   Authority, Xavier University
   (RB) (A) (B) (C)
   1.450%, 03/01/27                 3,000         3,000





                                                                 MAY 31, 2002 23

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS


TAX EXEMPT MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
ILLINOIS -- CONTINUED
  Illinois State Health Facilities Authority,
   Resurrection Health Systems
   (RB) (FSA) (A) (B) Series B
   1.450%, 05/15/29               $ 3,700       $ 3,700
  Illinois State Health Facilities Authority,
   Southern Illinois Health Care
   (RB) (A) (B) (C)
   1.500%, 03/01/31                14,800        14,800
  Naperville, Dupage Children's Museum
   (RB) (A) (B) (C)
   1.450%, 06/01/30                10,000        10,000
                                                -------
                                                 83,476
-----------------------------------------------------------
INDIANA -- 6.0%
  Evansville Economic Development
   Authority, Ball Corporation Project
   (RB) (A) (B) (C)
   1.450%, 12/01/08                 2,500         2,500
  Indiana Bond Bank (RB) (AMBAC)
   Series A
   3.950%, 02/01/03                 4,000         4,060
  Indiana State Development Finance
   Authority, Educational Facilities,
   Indiana Historical Society (RB) (A) (B) (C)
   1.450%, 08/01/31                 4,750         4,750
  Indiana State Educational Facilities
   Authority, Purdue University (TECP)
   1.600%, 07/02/02                 6,000         6,000
  Indiana State Educational Facilities
   Authority, University of Indianapolis
   (RB) (A) (B) (C)
   1.600%, 10/01/30                10,000        10,000
  Indiana State Educational Facilities
   Authority, Wabash College (BAN)
   2.360%, 03/20/03                 2,500         2,508
  Indiana State Health Facilities Financing
   Authority, Capital Access Program
   (RB) (A) (B) (C)
   1.400%, 01/01/12                 4,425         4,425
   1.400%, 04/01/13                 1,900         1,900
  Marion Economic Development
   Authority, Wesleyan University
   Project (RB) (A) (B) (C)
   1.500%, 06/01/30                 6,000         6,000
  Sullivan Hoosier Energy Rural
   Electric Cooperative (TECP)
   1.700%, 06/18/02                 4,700         4,700
   1.700%, 06/18/02                 3,000         3,000
                                                -------
                                                 49,843
-----------------------------------------------------------
IOWA -- 1.6%
  Iowa State (TRAN)
   3.000%, 06/27/02                 9,800         9,809
  Iowa State Higher Educational Loan
   Authority, Dubuque University
   (RAN) (C) Series D
   3.250%, 05/23/03                 1,250         1,260


-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
IOWA -- CONTINUED
  Iowa State Higher Educational Loan
   Authority, Morningside College
   (RAN) (C) Series K
   3.000%, 05/23/03               $ 1,500       $ 1,513
  Iowa State Private College Financing
   Authority, Drake University
   (RB) (A) (B) (C)
   1.600%, 07/01/31                 1,000         1,000
                                                -------
                                                 13,582
-----------------------------------------------------------
KANSAS -- 1.0%
  City of Burlington (TECP)
   1.750%, 06/06/02                 8,300         8,300
-----------------------------------------------------------
LOUISIANA -- 1.3%
  Louisiana State (GO) (FGIC) Series A
   5.000%, 04/01/03                 7,970         8,194
  St. James Parish (TECP)
   1.750%, 09/26/02                 3,000         3,000
                                                -------
                                                 11,194
-----------------------------------------------------------
MARYLAND -- 1.0%
  Baltimore County Economic Development
   Authority, Garrison Forest School
   Project (RB) (A) (B) (C)
   1.650%, 06/01/26                 3,000         3,000
  Montgomery County (TECP)
   1.600%, 06/04/02                 5,000         5,000
                                                -------
                                                  8,000
-----------------------------------------------------------
MICHIGAN -- 3.0%
  Gaylord Community School District (AN)
   3.400%, 08/21/02                 5,000         5,001
  Goodrich Area School (GO) (A) (B)
   Series B
   1.500%, 05/01/30                 5,700         5,700
  Michigan State (TECP)
   1.650%, 07/18/02                 3,200         3,200
  Michigan State Building Authority (RB)
   Series 1
   5.000%, 10/15/02                 5,020         5,086
  Michigan State Strategic Pollution
   Control Authority, Consumers Power
   Project (RB) (AMBAC) (A) (B)
   1.650%, 04/15/18                 3,500         3,500
  Novi Community School District (AN)
   2.200%, 08/26/02                 2,300         2,301
                                                -------
                                                 24,788
-----------------------------------------------------------
MINNESOTA -- 1.9%
  Olmsted County, Human Services
   Campus Infrastructure Project
   (COP) (A) (B) (C)
   1.350%, 08/01/05                 2,000         2,000




24  MAY 31, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS


TAX EXEMPT MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
MINNESOTA -- CONTINUED
  Rochester Healthcare Facilities,
   Mayo Clinic (TECP)
   1.500%, 07/11/02               $ 4,000       $ 4,000
   1.500%, 07/22/02                 5,000         5,000
   1.500%, 08/06/02                 4,400         4,400
                                                -------
                                                 15,400
-----------------------------------------------------------
MISSISSIPPI -- 1.7%
  Jackson County Water System
   (GO) (A) (B)
   1.300%, 08/01/02                 4,400         4,400
  Jackson County, Chevron USA
   Incorporated Project (RB) (A) (B)
   1.650%, 06/01/23                10,000        10,000
                                                -------
                                                 14,400
-----------------------------------------------------------
NEVADA -- 1.3%
  Clark County (GO)
   5.500%, 11/01/02                 2,485         2,526
  Las Vegas Valley Water District (TECP)
   1.550%, 06/11/02                 4,300         4,300
   1.500%, 07/16/02                 4,000         4,000
                                                -------
                                                 10,826
-----------------------------------------------------------
NEW HAMPSHIRE -- 0.9%
  New Hampshire Municipal Bond Bank
   (GO) (FSA) Series B
   5.000%, 08/15/02                 3,000         3,022
  New Hampshire State Higher Education
   & Health Facilities Authority,
   New England Incorporated Project
   (RB) (AMBAC) (A) (B) Series B
   1.450%, 12/01/25                 4,300         4,300
                                                -------
                                                  7,322
-----------------------------------------------------------
NORTH CAROLINA -- 4.4%
  Charlotte Water & Sewer System
   (RB) (A) (B) Series B
   1.450%, 07/01/27                 4,430         4,430
  Guilford County (GO) (A) (B) Series C
   1.500%, 10/01/18                 6,900         6,900
   1.500%, 10/01/19                 8,000         8,000
  Guilford County Recreational Facilities
   Authority, YMCA Project
   (RB) (A) (B) (C)
   1.500%, 02/01/23                 2,500         2,500
  North Carolina State Capital Facilities
   Financing Authority, Mars Hill College
   (RB) (A) (B) (C)
   1.500%, 07/01/21                 3,500         3,500
  North Carolina State Educational Facilities
   Finance Agency, Belmont Abbey College
   (RB) (A) (B) (C)
   1.400%, 06/01/18                 1,300         1,300


-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
NORTH CAROLINA -- CONTINUED
  North Carolina State Medical Care
   Community Authority, Rutherford
   Hospital Project (RB) (A) (B) (C)
   1.500%, 09/01/21               $ 2,300       $ 2,300
  North Carolina State, Medical Care
   Commission, The Givens Estates
   Project (RB) (A) (B) (C)
   1.650%, 12/01/26                 7,600         7,600
                                                -------
                                                 36,530
-----------------------------------------------------------
OHIO -- 15.5%
  Butler County (BAN)
   2.060%, 06/13/02                 4,000         4,000
  Columbus Sewer & Water Improvement
   Authority (RB)
   6.000%, 06/01/02                 2,500         2,500
  Columbus Sewer & Water Improvement
   Authority (RB) (A) (B)
   1.400%, 06/01/11                 7,200         7,200
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Foundation
   (RB) (A) (B) Series A
   1.450%, 01/01/24                 5,945         5,945
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Foundation
   (RB) (A) (B) (C) Series A
   1.350%, 01/01/26                 3,050         3,050
  Cuyahoga County Hospital Authority,
   University Hospitals Health System
   (RB) (AMBAC) (A) (B) Series A
   1.400%, 01/15/22                 5,320         5,320
  Dayton (BAN)
   1.930%, 12/02/02                 2,300         2,303
  Dublin City School District (AN)
   2.120%, 11/14/02                 3,000         3,003
  Eaton City School District (BAN)
   2.360%, 07/12/02                 2,000         2,001
   1.980%, 07/12/02                 6,000         6,004
  Franklin County Hospital Authority,
   Holy Cross Health Systems (RB) (A) (B)
   1.450%, 06/01/16                 5,825         5,825
  Greene County (GO) Series C
   2.200%, 09/12/02                 4,300         4,308
  Highland County (BAN)
   2.920%, 07/19/02                 5,000         5,001
  Hunting Valley (GO) Series 2001-1
   2.200%, 12/03/02                 4,750         4,755
  Liberty Community Infrastructure
   Financing Authority (RB) (A) (B) (C)
   1.550%, 12/01/31                 4,200         4,200
  Lucas County Health Care Facilities
   Authority, Sunset Retirement
   Community (RB) (A) (B) (C) Series B
   1.450%, 08/15/30                 5,700         5,700




                                                                 MAY 31, 2002 25

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS


TAX EXEMPT MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OHIO -- CONTINUED
  Mahoning County Hospital Facilities
   Authority, Forum Health Obligation
   Group (RB) (MBIA) (A) (B) Series B
   1.450%, 12/01/28               $12,600      $ 12,600
  Monroe Local School District (BAN)
   2.450%, 07/18/02                 3,000         3,003
  Ohio State Air Quality Development
   Authority, Cincinnati Gas & Electric
   (RB) (A) (B) (C) Series A
   1.600%, 12/01/15                 1,400         1,400
  Ohio State Air Quality Development
   Authority, CEI (Cleveland Electric
   Illuminating) (TECP) (C)
   1.500%, 09/05/02                 6,000         6,000
  Ohio State Building Authority,
   Adult Correctional Facility,
   Prerefunded 10/01/02 @ 102 (RB)
   Series A
   6.200%, 10/01/05                 1,715         1,776
   6.200%, 10/01/06                 1,825         1,890
  Ohio State Economic Development
   Authority, YMCA Greater Cincinnati
   Project (RB) (A) (B) (C)
   1.450%, 11/01/21                 2,000         2,000
  Ohio State Higher Educational
   Facilities Authority, Case Western
   Reserve University (TECP)
   1.350%, 08/08/02                 3,000         3,000
  Ohio State Higher Educational
   Facilities Authority, Lake Erie
   College (RB) (A) (B) (C)
   1.550%, 12/01/16                    65            65
  Ohio State Higher Educational
   Facilities Authority, Pooled Financing
   Program (RB) (A) (B) (C) Series A
   1.550%, 09/01/26                 6,390         6,390
  Ohio State Pollution Control Authority,
   Sohio Air Project (RB) (A) (B)
   1.550%, 05/01/22                 2,000         2,000
  Ohio State University (TECP)
   1.450%, 07/08/02                 7,000         7,000
  Scioto County Hospital Facilities Authority,
   VHA Central Capital Asset Financing
   Program (RB) (AMBAC) (A) (B) Series F
   1.350%, 12/01/25                 2,365         2,365
  Scioto County, VHA Central Capital
   Asset Financing Program
   (RB) (AMBAC) (A) (B) Series B
   1.350%, 12/01/25                 2,925         2,925
  Walnut Hills High School Alumni
   (RB) (A) (B) (C)
   1.450%, 12/01/06                 2,000         2,000
  Wayne County (BAN)
   2.000%, 07/11/02                 2,500         2,501
                                                -------
                                                128,030
-----------------------------------------------------------


-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OKLAHOMA -- 0.3%
  Oklahoma State Water Resource
   Recovery (TECP)
   1.400%, 09/03/02               $ 2,825       $ 2,825
-----------------------------------------------------------
PENNSYLVANIA -- 11.2%
  Allegheny County Higher Education
   Building Authority, Carnegie
   Mellon University (RB) (A) (B)
   1.600%, 12/01/33                 1,550         1,550
  Allegheny County Industrial
   Development Authority,
   Environmental Improvement,
   USX Corporation (RB) (A) (B) (C)
   1.550%, 12/01/32                 5,000         5,000
  Berks County Industrial Development
   Authority, Kutztown Resource
   Recovery Management Project
   (RB) (A) (B) (C)
   1.500%, 12/01/30                 2,385         2,385
  Emmaus General Authority
   (RB) (FSA) (A) (B)
   1.400%, 12/01/28                 7,000         7,000
  Gettysburg Area Industrial Development
   Authority, Brethren Home Community
   Project (RB) (A) (B) (C) Series A
   1.400%, 06/01/24                 2,900         2,900
  Harrisburg Authority (RB) (A) (B) (C)
   Series 2001
   1.450%, 03/01/34                16,500        16,500
  Lancaster County Higher Educational
   Facilities Authority, Franklin & Marshall
   College (RB) (A) (B)
   1.500%, 04/15/17                 3,000         3,000
  Lehigh County General Purpose Authority,
   St. Lukes Hospital Project (RB) (A) (B) (C)
   1.650%, 07/01/31                 7,900         7,900
  Montgomery County (TECP)
   1.350%, 06/11/02                 5,000         5,000
   1.300%, 06/12/02                 3,000         3,000
  Montgomery County Higher Educational
   Facilities Authority, William Penn
   Charter School (RB) (A) (B) (C)
   1.450%, 09/15/31                 3,000         3,000
  New Castle Area Hospital Authority,
   Jameson Memorial Hospital Project
   (RB) (FSA) (A) (B)
   1.400%, 07/01/26                 3,200         3,200
  Pennsylvania State Higher Educational
   Facilities Authority, Independent Colleges
   (RB) (A) (B) (C) Series F1
   1.400%, 05/01/20                 3,700         3,700
  Pennsylvania State Turnpike Commission
   (RB) (A) (B) Series Q
   1.600%, 06/01/27                 3,300         3,300
   1.600%, 06/01/28                 1,260         1,260




26  MAY 31, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS


TAX EXEMPT MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Turnpike Commission
   (RB) (A) (B) Series U
   1.400%, 12/01/19               $ 3,000       $ 3,000
  Philadelphia Hospitals & Higher
   Educational Facilities Authority,
   Children's Hospital (RB) (A) (B) Series A
   1.550%, 03/01/27                 1,100         1,100
  Quakertown Hospital Facilities Authority,
   Group Pooled Financing Program
   (RB) (A) (B) (C)
   1.400%, 07/01/05                 4,000         4,000
  Sayre Health Care Facilities Authority,
   Capital Financing Program
   (RB) (AMBAC) (A) (B) Series M
   1.450%, 12/01/20                 4,000         4,000
  Sayre Health Care Facilities Authority,
   VHA Capital Financing Program
   (RB) (AMBAC) (A) (B) Series A
   1.450%, 12/01/20                 9,500         9,500
  University of Pittsburgh, University
   Capital Project (RB) (A) (B) Series C
   1.350%, 09/15/33                 1,350         1,350
  York County Industrial Development
   Authority, New Edgecomb Corporate
   Project (RB) (A) (B) (C)
   1.400%, 07/01/09                 1,000         1,000
                                                -------
                                                 92,645
-----------------------------------------------------------
SOUTH CAROLINA -- 3.1%
  Berkeley County School District (GO) (FSA)
   5.750%, 01/15/03                 3,040         3,114
  South Carolina Public Service (TECP)
   1.500%, 06/10/02                11,000        11,000
   1.550%, 06/13/02                 5,500         5,500
  South Carolina Educational Facilities
   Authority, Anderson College
   (RB) (A) (B) (C) Series 1998 A
   1.450%, 10/01/14                 2,030         2,030
  South Carolina Public Service (RB)
   5.800%, 07/01/02                 3,755         3,768
                                                -------
                                                 25,412
-----------------------------------------------------------
TENNESSEE -- 2.0%
  Blount County Health, Educational &
   Housing Facilities Authority,
   Presbyterian Homes Project
   (RB) (A) (B) (C)
   1.450%, 01/01/19                 6,000         6,000
  Nashville & Davidson Counties,
   Ascension Health (RB) Series B1
   1.650%, 07/02/02                 2,000         2,000
  Nashville & Davidson Counties,
   Belmont University (RB) (A) (B) (C)
   1.450%, 12/01/22                 6,000         6,000


-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
TENNESSEE -- CONTINUED
  Shelby County (GO) (A) (B) Series A
   1.400%, 03/01/11               $ 2,800       $ 2,800
                                                -------
                                                 16,800
-----------------------------------------------------------
TEXAS -- 8.7%
  Fort Worth (TECP)
   1.450%, 07/16/02                 6,000         6,000
   1.450%, 07/17/02                 4,000         4,000
  Gulf Coast Industrial Development
   Authority, Amoco Oil Company
   (RB) (A) (B)
   1.900%, 06/01/25                 4,000         4,000
  Harris County (TECP)
   1.600%, 07/09/02                 6,160         6,160
   1.600%, 07/10/02                 3,277         3,277
   1.700%, 08/06/02                 1,100         1,100
   1.350%, 08/06/02                 2,500         2,500
   1.600%, 10/03/02                 3,000         3,000
  Harris County Toll Road Authority,
   Prerefunded 08/15/02 @ 102
   (RB) (AMBAC) Series A
   6.500%, 08/15/17                 3,600         3,701
  Houston (TECP)
   1.550%, 06/06/02                 1,000         1,000
  San Antonio Health Facilities Authority,
   CTRC Clinical Foundation Project
   (RB) (A) (B) (C)
   1.400%, 06/01/20                 3,100         3,100
  San Antonio Independent School
   District (GO)
   7.000%, 08/15/02                 3,970         4,014
  Texas A & M (TECP)
   1.550%, 06/11/02                 5,000         5,000
  Texas State (TRAN)
   3.750%, 08/29/02                19,000        19,076
  Texas Tech University (TECP)
   1.500%, 07/10/02                 4,055         4,055
  University of Texas Permanent
   University Fund
   1.400%, 06/04/02                 2,300         2,300
                                                -------
                                                 72,283
-----------------------------------------------------------
UTAH -- 1.9%
  Intermountain Power Agency
   (RB) (A) (B) Series F (When Issued)
   1.500%, 12/02/02                 5,000         5,000
  Intermountain Power Agency (TECP)
   1.700%, 06/03/02                 1,800         1,800
   1.600%, 06/03/02                 3,000         3,000
   1.570%, 06/03/02                 4,000         4,000
  Intermountain Power Agency,
   Power Supply Revenue
   (RB) (AMBAC) (A) (B) Series F
   1.500%, 07/01/15                 1,750         1,750
                                                -------
                                                 15,550
-----------------------------------------------------------



                                                                 MAY 31, 2002 27

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS


TAX EXEMPT MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
VIRGINIA -- 2.3%
  Lynchburg Industrial Development
   Authority Hospital Facilities,
   VHA Mid-Atlantic (RB) (AMBAC) (A) (B)
   Series C
   1.450%, 12/01/25               $ 2,100       $ 2,100
  Lynchburg Industrial Development
   Authority Hospital Facilities,
   VHA Mid-Atlantic (RB) (AMBAC) (A) (B)
   Series F
   1.450%, 12/01/25                 9,100         9,100
  Roanoke Industrial Development
   Authority, Carilion Health System
   (RB) (A) (B) Series B
   1.650%, 07/01/27                 5,200         5,200
  Roanoke Industrial Development
   Authority, Roanoke Memorial Hospital
   Project (RB) (A) (B) Series D
   1.650%, 07/01/19                 1,165         1,165
  Roanoke Industrial Development
   Authority, Roanoke Memorial Hospital
   (RB) (A) (B) Series C
   1.650%, 07/01/19                 1,200         1,200
                                                -------
                                                 18,765
-----------------------------------------------------------
WASHINGTON -- 3.6%
  King County (TECP)
   1.450%, 07/17/02                 4,000         4,000
  Port Of Seattle (TECP) Series A
   1.350%, 06/06/02                 1,635         1,635
   1.350%, 06/11/02                 2,210         2,210
   1.300%, 06/06/02                 2,835         2,835
  Washington State (GO) (A) (B) Series B
   4.250%, 01/01/03                 3,000         3,047
  Washington State (GO) Series R-94A
   7.000%, 08/01/02                 7,100         7,166
  Washington State (GO) Series R-A
   4.500%, 09/01/02                 4,000         4,023
  Washington State Health Care Facilities
   Authority, National Health Research &
   Education (RB) (A) (B) (C)
   1.400%, 01/01/32                 5,000         5,000
                                                -------
                                                 29,916
-----------------------------------------------------------
WISCONSIN -- 3.6%
  Oak Creek Pollution Control Authority,
   Wisconsin Electric Power (RB) (A) (B)
   1.750%, 08/01/16                 3,100         3,100
  Wisconsin State (TECP)
   1.550%, 06/07/02                 7,027         7,027
   1.500%, 07/11/02                 6,850         6,850
   1.500%, 09/04/02                 7,770         7,770


-----------------------------------------------------------
                              NUMBER OF SHARES/   VALUE
                                  PAR (000)       (000)
-----------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
WISCONSIN -- CONTINUED
  Wisconsin State Health & Educational
   Facilities, Divine Savior Healthcare
   (RB) (A) (B) (C) Series B
   1.500%, 05/01/32               $ 5,000       $ 5,000
                                                -------
                                                 29,747
-----------------------------------------------------------
Total Municipal Securities (Cost $829,060)      829,060
-----------------------------------------------------------
MONEY MARKET FUNDS -- 0.3%
  Federated Tax-Free Money
   Market Fund                  1,318,817         1,319
  Goldman Sachs Financial Square
   Tax-Exempt Money Market Fund   799,298           799
-----------------------------------------------------------
Total Money Market Funds (Cost $2,118)            2,118
-----------------------------------------------------------
Total Investments -- 100.3% (Cost $ 831,178)*   831,178
-----------------------------------------------------------
Other Assets & Liabilities, Net -- (0.3)%        (2,575)
-----------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)     828,631
Undistributed net investment income                   9
Accumulated net realized loss on investments        (37)
-----------------------------------------------------------
Total Net Assets -- 100.0%                     $828,603
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on
  539,117,128 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A (based on
  289,505,178 outstanding shares of
  beneficial interest)                            $1.00

*   ALSO COST FOR FEDERAL TAX PURPOSES.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2002.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AN -- ANTICIPATION NOTE
BAN -- BOND ANTICIPATION NOTE
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VHA -- VETERANS HOSPITAL ADMINISTRATION
SEE NOTES TO FINANCIAL STATEMENTS.




28 MAY 31, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS


TREASURY MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.6%
U.S. TREASURY BILLS -- 97.5%
   1.708%, 06/06/02+              $45,000      $ 44,989
   1.726%, 06/12/02 (When Issued)+ 15,000        14,994
   1.700%, 06/13/02+               47,000        46,974
   1.700%, 06/20/02+               40,000        39,964
   1.707%, 06/27/02+               39,000        38,952
   1.655%, 07/05/02+               35,000        34,946
   1.731%, 07/11/02+               27,000        26,948
   1.706%, 07/18/02+               27,500        27,439
   1.729%, 07/25/02+               30,000        29,923
   1.769%, 08/01/02+               19,000        18,943
   1.695%, 08/08/02+               10,000         9,968
   1.719%, 08/15/02+               10,000         9,963
   1.755%, 08/22/02+               20,000        19,921
   1.763%, 08/29/02+               25,000        24,892
   1.752%, 09/05/02+               32,000        31,851
   1.870%, 09/12/02+               10,000         9,947
   1.764%, 09/19/02+               13,775        13,701
   1.794%, 09/26/02+               10,000         9,942
   1.762%, 10/03/02+                5,000         4,970
   1.936%, 10/10/02+                5,000         4,965
   1.852%, 10/17/02+                4,000         3,972
   1.867%, 11/14/02+                5,000         4,957
                                                -------
                                                473,121
-----------------------------------------------------------
U.S. TREASURY NOTES -- 2.1%
   5.500%, 01/31/03                10,000        10,213
-----------------------------------------------------------
Total U.S. Treasury Obligations (Cost $483,334) 483,334
-----------------------------------------------------------


-----------------------------------------------------------
                                   NUMBER         VALUE
                                  OF SHARES       (000)
-----------------------------------------------------------
MONEY MARKET FUNDS -- 1.6%
  Federated U.S. Treasury Cash Reserve
   Money Market Fund            4,421,994       $ 4,422
  Goldman Sachs Financial Square
   Treasury Money Market Fund   3,496,751         3,497
-----------------------------------------------------------
Total Money Market Funds (Cost $7,919)            7,919
-----------------------------------------------------------
Total Investments -- 101.2% (Cost $ 491,253)*   491,253
-----------------------------------------------------------
Other Assets & Liabilities, Net -- (1.2)%        (5,700)
-----------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)     485,473
Undistributed net investment income                  80
-----------------------------------------------------------
Total Net Assets -- 100.0%                     $485,553
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on
  468,222,085 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A (based on
  17,259,238 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
* ALSO COST FOR FEDERAL TAX PURPOSES.
+ EFFECTIVE YIELD
SEE NOTES TO FINANCIAL STATEMENTS.



                                                                 MAY 31, 2002 29

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS


TREASURY PLUS MONEY MARKET FUND

-----------------------------------------------------------
                                     PAR          VALUE
                                    (000)         (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 46.7%
U.S. TREASURY BILLS -- 43.5%
   1.705%, 06/13/02+              $ 5,000       $ 4,997
   1.722%, 07/05/02+                5,000         4,992
   1.766%, 07/11/02+               10,000         9,981
   1.685%, 07/18/02+                5,000         4,989
   1.821%, 07/25/02+                5,000         4,986
   1.799%, 08/01/02+                5,000         4,985
   1.916%, 08/15/02+                5,000         4,980
   1.852%, 08/22/02+                5,000         4,979
   1.865%, 08/29/02+                5,000         4,977
   1.740%, 09/05/02+                5,000         4,977
   1.802%, 09/12/02+                5,000         4,974
   1.797%, 09/19/02+                7,000         6,962
   1.878%, 10/10/02+                5,000         4,967
   1.848%, 10/17/02+                5,000         4,964
   1.877%, 10/24/02+                5,000         4,963
                                                -------
                                                 81,673
-----------------------------------------------------------
U.S. TREASURY NOTES -- 3.2%
   6.000%, 09/30/02                 6,000         6,081
-----------------------------------------------------------
Total U.S. Treasury Obligations (Cost $87,754)   87,754
-----------------------------------------------------------
REPURCHASE AGREEMENTS -- 51.2%
  Credit Suisse First Boston
    1.78% (dated 05/31/02, matures
    06/03/02, repurchase price
    $31,004,598, collateralized by
    various government obligations:
    total market value
    $31,624,905)                   31,000        31,000
  Goldman Sachs
    1.76% (dated 05/31/02, matures
    06/03/02, repurchase price
    $8,725,280, collateralized by
    various government obligations:
    total market value $8,899,291)  8,724         8,724
  Greenwich Capital
    1.77% (dated 05/31/02, matures
    06/03/02, repurchase price
    $30,004,425, collateralized by
    various government obligations:
    total market value
    $30,605,052)                   30,000        30,000
  JP Morgan Chase
    1.77% (dated 05/31/02, matures
    06/03/02, repurchase price
    $9,001,328, collateralized by
    various government obligations:
    total market value $9,181,752)  9,000         9,000


-----------------------------------------------------------
                             NUMBER OF SHARES/    VALUE
                                  PAR (000)       (000)
-----------------------------------------------------------
  REPURCHASE AGREEMENTS -- CONTINUED
  Lehman Brothers
    1.74% (dated 05/31/02, matures
    06/03/02, repurchase price
    $8,501,232, collateralized by
    various government obligations:
    total market value
    $8,674,790)                   $ 8,500      $  8,500
  Morgan Stanley Dean Witter
    1.77% (dated 05/31/02, matures
    06/03/02, repurchase price
    $9,001,328, collateralized by
    various government obligations:
    total market value $9,180,012)  9,000         9,000
-----------------------------------------------------------
Total Repurchase Agreements (Cost $96,224)       96,224
-----------------------------------------------------------
MONEY MARKET FUNDS -- 2.1%
  Federated Treasury Obligation
   Money Market Fund              760,737           761
  Financial Square Treasury Obligation
   Money Market Fund            3,084,222         3,084
-----------------------------------------------------------
Total Money Market Funds (Cost $3,845)            3,845
-----------------------------------------------------------
Total Investments -- 100.0% (Cost $ 187,823)*   187,823
-----------------------------------------------------------
Other Assets & Liabilities, Net-- 0.0%               42
-----------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)     187,863
Undistributed net investment income                   2
-----------------------------------------------------------
Total Net Assets -- 100.0%                     $187,865
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on
  186,111,605 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A (based on
  1,751,069 outstanding shares of
  beneficial interest)                            $1.00
-----------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD
SEE NOTES TO FINANCIAL STATEMENTS.




30  MAY 31, 2002

                                                            FINANCIAL STATEMENTS
                                                       ARMADA MONEY MARKET FUNDS

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED MAY 31, 2002
                                                         ---------------------------------------------------------------------------

                                                          GOVERNMENT                                        OHIO MUNICIPAL
                                                         MONEY MARKET             MONEY MARKET               MONEY MARKET
                                                             FUND                     FUND                       FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                  $70,695                   $ 156,608                    $5,494
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees                                    9,094                      19,911                       948
Administration fees                                         1,819                       3,982                       190
12b-1 fees:
   Class I                                                    835                       1,663                        95
   Class A                                                    322                         887                        26
   Class B                                                     --                           8                        --
   Class C                                                     --                           1                        --
Transfer Agent fees                                            70                         159                        26
Custodian fees                                                234                         482                        39
Professional fees                                             124                         311                        13
Printing and shareholder reports                              175                         525                        24
Registration and filing fees                                   47                         122                         5
Trustees' fees                                                 20                          51                         3
Miscellaneous                                                  70                         304                        10
Shareholder servicing fees:
   Class A                                                  1,795                       4,914                       126
   Class B                                                     --                           3                        --
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                             14,605                      33,323                     1,505
------------------------------------------------------------------------------------------------------------------------------------
LESS:
   Waiver of Investment Advisory fees                      (2,598)                     (5,689)                     (542)
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                            12,007                      27,634                       963
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                      58,688                     128,974                     4,531
------------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold                   (4)                        349                        --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                              $58,684                    $129,323                    $4,531
====================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.



                                                                 MAY 31, 2002 31

FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED MAY 31, 2002
                                                        ----------------------------------------------------------------------------
                                                        PENNSYLVANIA
                                                         TAX EXEMPT        TAX EXEMPT        TREASURY         TREASURY PLUS
                                                        MONEY MARKET      MONEY MARKET     MONEY MARKET       MONEY MARKET
                                                            FUND              FUND             FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                   $4,017           $16,729           $12,558            $6,255
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees                                      787             2,904             1,479               693
Administration fees                                           138               581               345               162
12b-1 fees:
   Class I                                                     61               235               199               105
   Class A                                                     28               137                21                --
Transfer Agent fees                                            27                42                33                38
Custodian fees                                                 32                95                62                34
Professional fees                                              20                51                28                14
Printing and shareholder reports                               24                77                36                20
Registration and filing fees                                   10                20                14                11
Trustees' fees                                                  3                 9                 7                 3
Miscellaneous                                                  22                41                14                32
Shareholder servicing fee -- Class A                          134               655               117                 1
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                              1,286             4,847             2,355             1,113
------------------------------------------------------------------------------------------------------------------------------------
LESS:
   Waiver of Investment Advisory fees                        (492)           (1,660)             (247)               --
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                               794             3,187             2,108             1,113
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                       3,223            13,542            10,450             5,142
------------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold                   --               (12)               81                 1
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                               $3,223           $13,530           $10,531            $5,143
====================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.



32  MAY 31, 2002

                                                            FINANCIAL STATEMENTS
                                                       ARMADA MONEY MARKET FUNDS

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------

                                                  GOVERNMENT MONEY MARKET FUND                      MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                   FOR THE           FOR THE                     FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED                  YEAR ENDED        YEAR ENDED
                                                 MAY 31, 2002      MAY 31, 2001                MAY 31, 2002      MAY 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                             $   58,688      $   107,085               $    128,974       $    287,748
Net realized gain (loss) on investments sold              (4)               2                        349             (8,234)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations  58,684          107,087                    129,323            279,514
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                           (43,174)         (75,241)                   (86,505)          (183,844)
   Class A                                           (15,193)         (32,402)                   (42,332)          (103,843)
   Class B                                                --               --                        (15)               (37)
   Class C                                                --               --                         (3)                (3)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (58,367)        (107,643)                  (128,855)          (287,727)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                         3,445,006        3,432,080                  8,484,434          6,099,391
   Class A                                         2,286,345        1,483,262                  7,986,129          5,436,619
   Class B                                                --               --                      1,014              1,631
   Class C                                                --               --                      1,238                435
   Class H                                                --               --                         90                 --
Net Assets from Parkstone Merger (Note 8):
   Class I                                                --          103,220                         --            596,597
   Class A                                                --              903                         --             17,191
   Class B                                                --               --                         --                262
Reinvestment of cash distributions:
   Class I                                             1,166            1,956                      2,718              6,177
   Class A                                             2,414            5,283                     23,045             58,186
   Class B                                                --               --                         13                 36
   Class C                                                --               --                          2                  2
------------------------------------------------------------------------------------------------------------------------------------
                                                   5,734,931        5,026,704                 16,498,683         12,216,527
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                        (2,808,827)      (2,927,117)                (8,296,849)        (5,696,470)
   Class A                                        (2,157,544)      (1,360,151)                (8,275,827)        (5,196,321)
   Class B                                                --               --                       (667)            (1,207)
   Class C                                                --               --                     (1,062)              (398)
------------------------------------------------------------------------------------------------------------------------------------
                                                  (4,966,371)      (4,287,268)               (16,574,405)       (10,894,396)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                                 768,560          739,436                    (75,722)         1,322,131
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets              768,877          738,880                    (75,254)         1,313,918
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                             2,208,399        1,469,519                  5,374,058          4,060,140
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                 $ 2,977,276      $ 2,208,399               $  5,298,804       $  5,374,058
====================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 MAY 31, 2002 33

FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 PENNSYLVANIA TAX EXEMPT
                                                OHIO MUNICIPAL MONEY MARKET FUND                    MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                     FOR THE          FOR THE                     FOR THE           FOR THE
                                                    YEAR ENDED       YEAR ENDED                 YEAR ENDED        YEAR ENDED
                                                   MAY 31, 2002     MAY 31, 2001               MAY 31, 2002      MAY 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                              $    4,531        $  7,369                  $   3,223            $ 5,942
Net realized gain (loss) on investments sold              --               --                         --                (40)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations    4,531           7,369                      3,223              5,902
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                            (3,662)          (5,882)                    (2,306)            (3,897)
   Class A                                              (869)          (1,486)                      (947)            (2,002)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (4,531)          (7,368)                    (3,253)            (5,899)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                           251,858          291,152                    213,327            187,656
   Class A                                            95,047          125,004                    211,854            191,249
Net Assets from Parkstone Merger (Note 8):
   Class I                                                --               --                         --                 --
   Class A                                                --               --                         --                 --
Reinvestment of cash distributions:
   Class I                                               264              214                         53                 13
   Class A                                               850            1,472                        513              1,126
------------------------------------------------------------------------------------------------------------------------------------
                                                     348,019          417,842                    425,747            380,044
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                          (243,880)        (243,904)                  (200,899)          (182,258)
   Class A                                           (87,123)        (107,164)                  (213,978)          (186,946)
------------------------------------------------------------------------------------------------------------------------------------
                                                    (331,003)        (351,068)                  (414,877)          (369,204)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                                  17,016           66,774                     10,870             10,840
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets               17,016           66,775                     10,840             10,843
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                               225,708          158,933                    163,083            152,240
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                   $ 242,724        $ 225,708                  $ 173,923          $ 163,083
====================================================================================================================================



                                                         TAX EXEMPT MONEY MARKET FUND                 TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                            FOR THE            FOR THE                  FOR THE           FOR THE
                                                           YEAR ENDED         YEAR ENDED               YEAR ENDED        YEAR ENDED
                                                          MAY 31, 2002       MAY 31, 2001             MAY 31, 2002      MAY 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                   $     13,542        $     26,332              $   10,450         $  22,219
Net realized gain (loss) on investments sold                     (12)                 --                      81               158
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          13,530              26,332                  10,531            22,377
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                    (8,937)            (17,905)                 (9,513)          (19,084)
   Class A                                                    (4,548)             (8,275)                   (993)           (3,268)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (13,485)            (26,180)                (10,506)          (22,352)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                                   768,629             908,846                 867,826           848,960
   Class A                                                 1,061,112           1,133,085                 159,055           340,362
Net Assets from Parkstone Merger (Note 8):
   Class I                                                        --              93,005                      --                --
   Class A                                                        --                 361                      --                --
Reinvestment of cash distributions:
   Class I                                                       234                 342                     229                25
   Class A                                                     3,672               6,779                     316               865
------------------------------------------------------------------------------------------------------------------------------------
                                                           1,833,647           2,142,418               1,027,426         1,190,212
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                  (795,771)           (763,502)               (765,400)         (892,563)
   Class A                                                (1,028,246)         (1,106,893)               (204,701)         (358,353)
------------------------------------------------------------------------------------------------------------------------------------
                                                          (1,824,017)         (1,870,395)               (970,101)       (1,250,916)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                                           9,630             272,023                  57,325           (60,704)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        9,675             272,175                  57,350           (60,679)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                       818,928             546,753                 428,203           488,882
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                         $   828,603         $   818,928               $ 485,553         $ 428,203
====================================================================================================================================

                                                                  TREASURY PLUS MONEY MARKET FUND
---------------------------------------------------------------------------------------------------
                                                                       FOR THE           FOR THE
                                                                      YEAR ENDED        YEAR ENDED
                                                                     MAY 31, 2002      MAY 31, 2001
---------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                                 $  5,142          $  11,300
Net realized gain (loss) on investments sold                                 1                  2
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    5,143              11,302
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                              (5,135)           (11,267)
   Class A                                                                  (3)               (43)
--------------------------------------------------------------------------------------------------
Total distributions                                                     (5,138)           (11,310)
--------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                                             693,332            856,122
   Class A                                                               7,698                101
Net Assets from Parkstone Merger (Note 8):
   Class I                                                                  --                 --
   Class A                                                                  --                 --
Reinvestment of cash distributions:
   Class I                                                                  12                  8
   Class A                                                                   2                 43
--------------------------------------------------------------------------------------------------
                                                                       701,044            856,274
--------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                            (738,552)          (852,250)
   Class A                                                              (6,084)            (1,846)
--------------------------------------------------------------------------------------------------
                                                                      (744,636)          (854,096)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                                                   (43,592)             2,178
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (43,587)             2,170
--------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                 231,452            229,282
--------------------------------------------------------------------------------------------------
   End of period                                                     $ 187,865          $ 231,452
==================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.



34 & 35  MAY 31, 2002

NOTES TO FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS



1. FUND ORGANIZATION:

Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of May 31, 2002, the Trust offered for sale shares of 30 funds. Each fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees, sales charges and investment minimums. With respect to the Money Market Funds, Class I and Class A shares are sold without a sales charge; and Class B, Class C and Class H shares are sold with a contingent deferred sales charge. Contingent deferred sales charges may be reduced or waived under certain circumstances. See the respective Funds' prospectus for additional information.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY FUNDS
Core Equity Fund, Equity Growth Fund, Equity Index Fund, International Equity Fund, Large Cap Ultra Fund, Large Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, and Tax Managed Equity Fund;

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund, Balanced Allocation Fund, and Conservative Allocation Fund;

FIXED INCOME FUNDS
Bond Fund, GNMA Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, and U.S. Government Income Fund;

TAX FREE BOND FUNDS
Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund;

MONEY MARKET FUNDS
Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund, and Treasury Plus Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds are not presented herein, but are presented separately.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Money Market Funds.


SECURITY VALUATION:

A money market fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.



36  MAY 31, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       ARMADA MONEY MARKET FUNDS


SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Discounts and premiums are amortized and recorded to interest income over the lives of the respective securities. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution and shareholder service expenses relating to a specific class are charged directly to that class.


IMPLEMENTATION OF NEW ACCOUNTING STANDARDS:

The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on June 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from the net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually for all the Funds.


REPURCHASE AGREEMENTS:

Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.


3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS

Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets.

The Adviser may, from time to time, waive its fees payable by the Funds. At May 31, 2002, advisory fees accrued and unpaid amounted to:

                                     ANNUAL
                                      RATE      (000)
                                    --------   -------
Government Money Market Fund ......   0.35%    $  613
Money Market Fund .................   0.35%     1,136
Ohio Municipal
 Money Market Fund ................   0.35%        32
Pennsylvania Tax Exempt
 Money Market Fund ................   0.40%        22
Tax Exempt Money Market Fund ......   0.35%       104
Treasury Money Market Fund ........   0.30%       106
Treasury Plus Money Market Fund ...   0.30%        61

The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class A, Class B, Class C and Class H shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, B, C, or H shares in consideration for payment, listed in the table below, on an annual basis of the net asset value of the Class A, B, C, or H shares.

                          ANNUAL   ANNUAL   ANNUAL   ANNUAL
                           RATE     RATE     RATE     RATE
                          CLASS A  CLASS B  CLASS C  CLASS H
                          -------  -------  -------  -------
Government
 Money Market Fund ......  0.25%    N/A      N/A      N/A
Money Market Fund .......  0.25%   0.25%    0.25%    0.25%
Ohio Municipal
 Money Market Fund ......  0.25%*   N/A      N/A      N/A
Pennsylvania Tax Exempt
 Money Market Fund ......  0.25%*   N/A      N/A      N/A
Tax Exempt
 Money Market Fund ......  0.25%*   N/A      N/A      N/A
Treasury
 Money Market Fund ......  0.25%    N/A      N/A      N/A
Treasury Plus
 Money Market Fund ......  0.25%    N/A      N/A      N/A

* Prior to October 1, 2001, payment was 0.15% on an annual basis of the net asset value.



                                                                 MAY 31, 2002 37

NOTES TO FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS


National City Bank ("NCB") serves as the Funds' Custodian. For its services as the Trust's custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average gross assets; (ii) 0.010% of the next $650 million of average gross assets; and (iii) 0.008% of the average gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

The Trust and SEI Investments Distribution Co. ("SEI" or the "Distributor") are parties to a distribution agreement dated May 1, 1998. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds' Class I and Class A shares. Currently the Money Market Funds are being charged 0.04% for Class I and Class A Shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B Shares, Class C Shares and Class H Shares pursuant to which the Trust compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds' Class B, Class C Shares and Class H Shares.

Effective January 1, 2002, each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. Prior to January 1, 2002, each Trustee received an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board received an additional $5,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Funds and The Armada Advantage Fund, another registered investment company managed by the Adviser. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Expenses paid by the Trust for the year ended May 31, 2002, include legal fees of $424,673 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

The Trust, SEI Investments Mutual Funds Services ("SIMFS") and NCB are parties to a Co-Administration Agreement effective as of August 15, 2000, as amended, under which SIMFS and NCB provide administrative services in exchange for fees at the following annual rates based on the average daily net assets of all of the Trust's Funds:

                                      PORTION     PORTION
COMBINED AVERAGE         AGGREGATE   ALLOCATED   ALLOCATED
DAILY NET ASSETS        ANNUAL RATE  TO SIMFS     TO NCB
----------------        -----------  ---------   ---------
Up to $16 billion .....    0.070%      0.050%      0.020%
From $16 billion to
 $20 billion ..........    0.070%      0.040%      0.030%
Over $20 billion ......    0.065%      0.035%      0.030%




38  MAY 31, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       ARMADA MONEY MARKET FUNDS


4. FEDERAL INCOME TAXES:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts:

                                   UNDISTRIBUTED   ACCUMULATED
                                   NET INVESTMENT  NET REALIZED
                                      INCOME         LOSSES
                                       (000)          (000)
                                    ----------     ----------
Government Money Market Fund .....      $12          $(12)
Treasury Money Market Fund .......       81           (81)
Treasury Plus Money Market Fund ..        3            (3)

The tax character of dividends and distributions paid during the years ended May 31, 2002 and May 31, 2001 were as follows:

                       TAX EXEMPT    ORDINARY
                         INCOME       INCOME        TOTAL
                          (000)        (000)        (000)
                       ----------   ----------     -------
Government Money
    Market Fund
      2002 ..........     $ --     $ 58,367      $ 58,367
      2001 ..........       --      107,643       107,643
Money Market Fund
      2002 ..........       --      128,855       128,855
      2001 ..........       --      287,727       287,727
Ohio Municipal Money
    Market Fund
      2002 ..........    4,531           --         4,531
      2001 ..........    7,368           --         7,368
Pennsylvania Tax Exempt
    Money Market Fund
      2002 ..........    3,253           --         3,253
      2001 ..........    5,899           --         5,899
Tax Exempt Money
    Market Fund
      2002 ..........   13,485           --        13,485
      2001 ..........   26,180           --        26,180
Treasury Money
    Market Fund
      2002 ..........       --       10,506        10,506
      2001 ..........       --       22,352        22,352
Treasury Plus Money
    Market Fund
      2002 ..........       --        5,138         5,138
      2001 ..........       --       11,310        11,310


As of May 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                       UNDISTRIBUTED     CAPITAL        POST-                         TOTAL
                                          TAX EXEMPT     ORDINARY         LOSS         OCTOBER         OTHER     DISTRIBUTABLE
                                            INCOME        INCOME      CARRYFORWARD     LOSSES        TEMPORARY      EARNINGS
                                             (000)         (000)          (000)         (000)       DIFFERENCES       (000)
                                          -----------   -----------    -----------     -------      -----------    -----------
Government Money Market Fund ............   $ --         $3,379         $    --         $(19)       $(3,612)        $  (252)
Money Market  Fund ......................     --          6,528          (7,894)          --         (6,529)         (7,895)
Ohio Municipal Money Market Fund ........    274             --              --           --           (274)             --
Pennsylvania Tax Exempt Money Market Fund    205             --             (53)          --           (191)            (39)
Tax Exempt Money Market Fund ............    868             --             (26)         (11)          (859)            (28)
Treasury Money Market Fund ..............     --            658              --           --           (578)             80
Treasury Plus Money Market Fund .........     --            264              --           --           (262)              2



                                                                 MAY 31, 2002 39

NOTES TO FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS

Post-October losses represent losses realized on investment transactions from November 1, 2001 through May 31, 2002 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At May 31, 2002, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                EXPIRING MAY 31,
                     --------------------------------------
                     2004  2005   2006  2007   2008   TOTAL
                     (000) (000)  (000) (000)  (000)  (000)
                     ----- -----  ----- -----  -----  -----
Money Market Fund    $--    $1     $4    $--  $7,889 $7,894
Pennsylvania Tax
  Exempt Money
  Market Fund          3    --     10     --      40     53
Tax Exempt
 Money Market
  Fund                --    --      7     19      --     26

During the year ended May 31, 2002, the Government Money Market Fund had capital loss carryforwards of $2,213 that were utilized to offset capital gains.

5. MARKET AND CREDIT RISK

Each Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

The Ohio Municipal Money Market and the Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds.

The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At May 31, 2002, the percentage of portfolio investments by each revenue source was as follows:

                                             PENNSYLVANIA
                              OHIO MUNICIPAL  TAX EXEMPT
                                 MONEY          MONEY
                                 MARKET         MARKET
                                  FUND           FUND
                              -------------  ------------
Revenue Bonds:
 Education ..................      13%            22%
 Hospital/Nursing Homes .....      17              7
 Industrial Development .....      22             34
 Pollution Control ..........       5             --
 Public Facilities ..........       2              1
 Transportation .............      --              4
 Other ......................       2              9
General Obligations .........       2              9
Anticipation Notes ..........      25              3
Tax Exempt Commercial Paper .      12             11
                                 ----           ----
                                  100%           100%




40  MAY 31, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       ARMADA MONEY MARKET FUNDS


6. PARKSTONE MERGER

The Board of Trustees and shareholders of The Parkstone Group of Funds approved a reorganization of certain Parkstone Funds ("Reorganizing Funds") into similarly-managed Armada Funds. The Reorganization also provided for five Parkstone Funds ("Continuing Funds") to be merged into newly-established Armada investment portfolios. The tax-free reorganization of the reorganizing funds took place at the close of business on June 9, 2000. The reorganization of the Parkstone Treasury Fund into the Armada Treasury Plus Money Market Fund occurred on June 16, 2000.

PARKSTONE REORGANIZING FUNDS   EXISTING ARMADA FUNDS
--------------------------------------------------------------------------------
U.S. Government Obligations    Government Money Market(1)

Prime Obligations              Money Market(1)

Tax-Free                       Tax Exempt Money Market(1)

PARKSTONE CONTINUING FUND      NEW ARMADA FUND
--------------------------------------------------------------------------------
Treasury(1)                    Treasury Plus Money Market
--------------------------------------------------------------------------------
1 DENOTES THE SURVIVING OR CONTINUING PORTFOLIO FOR PURPOSES OF MAINTAINING THE
  FINANCIAL STATEMENTS AND PERFORMANCE HISTORY IN THE POST-REORGANIZATION FUNDS.

Under the Agreement and Plan of Reorganization the Parkstone Institutional Shares were exchanged for Armada I Shares, Parkstone Investor A Shares were exchanged for Armada A Shares and Parkstone Investor B Shares were exchanged for Armada B Shares.

The net assets before and after the reorganization and shares issued and redeemed by the corresponding Armada Funds were as follows:

                                                                                          EXISTING                  PARKSTONE
EXISTING                           COMBINED NET ASSETS       PRIOR NET ASSETS        ARMADA FUND'S        REORGANIZING FUND'S
ARMADA FUNDS                        AS OF JUNE 9, 2000     AS OF JUNE 9, 2000        SHARES ISSUED            SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------
Government Money Market                 $1,602,629,626         $1,498,506,371           104,089,889               104,089,889
Money Market                             5,008,943,683          4,394,894,078           614,038,196               614,038,196
Tax Exempt Money Market                    628,784,360            535,418,763            93,358,177                93,358,177

                                                                                               NEW                  PARKSTONE
NEW                                COMBINED NET ASSETS       PRIOR NET ASSETS        ARMADA FUND'S          CONTINUING FUND'S
ARMADA FUND                        AS OF JUNE 10, 2000    AS OF JUNE 10, 2000        SHARES ISSUED            SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market                $233,032,281                    N/A           233,026,341               233,026,341
------------------------------------------------------------------------------------------------------------------------------

*ASSETS MOVED INTO THE TREASURY PLUS MONEY MARKET FUND ON JUNE 16, 2000.

Included in the net assets from the Parkstone Funds were the following components:

                                                       UNDISTRIBUTED         ACCUMULATED     NET UNREALIZED
                                        PAID IN       NET INVESTMENT            REALIZED      APPRECIATION/
PARKSTONE FUNDS                         CAPITAL        INCOME (LOSS)         GAIN (LOSS)       DEPRECIATION         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations        $104,125,202           $   --              $(1,947)             $--            $104,123,255
Prime Obligations                   614,043,384               --                6,221               --             614,049,605
Tax-Free                             93,362,642               --                2,955               --              93,365,597
Treasury                            233,025,351            1,003                5,927               --             233,032,281
------------------------------------------------------------------------------------------------------------------------------



                                                                 MAY 31, 2002 41

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

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

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



                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996



                                                            [LOGO OMITTED]
                                                       ARMADA[REGISTRATION MARK]
                                                                FUNDS

[LOGO OMITTED]
ARMADA[REGISTRATION MARK]
FUNDS
WWW.ARMADAFUNDS.COM

One Freedom Valley Drive
Oaks, PA 19456



INVESTMENT ADVISER:
[LOGO OMITTED]
NATIONAL CITY[REGISTRATION MARK]
INVESTMENT MANAGEMENT COMPANY

1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114




ARM-AR-002-0200